UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

April 30, 2013

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2013 is as follows:

Diversified Holding Companies
Non-U.S. Real Estate Operating Companies
Asset Management
Depository Institutions
Oil & Gas Production & Services
Semiconductor & Related
Utilities
Steel & Specialty Steel
Securities Brokerage
Automotive
U.S. Real Estate Operating Companies
Manufactured Housing
Insurance & Reinsurance
Software
Telecommunications Equipment
Other
Cash and Equivalents (Net)
Industry
0
5
10
15
% of Net Assets

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at April 30, 2013
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)
Corporate Bonds & Notes - 0.18%
	Consumer Products - 0.18%
19,680,191	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000% Payment-In-Kind Interest, due 3/20/17 (b) (c) (d) (e)	$4,813,775
	Total Corporate Bonds & Notes (Cost $19,680,191)	4,813,775

Shares
Common Stocks - 87.24%
	Asset Management - 8.18%
4,887,879	Bank of New York Mellon Corp. (The)	137,935,945
2,106,074	Brookfield Asset Management, Inc., Class A (Canada)	81,273,396
		219,209,341
	Automotive - 5.05%
3,317,200	Toyota Industries Corp. (Japan)	135,430,641
	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (d)	26,318
	Depository Institutions - 7.90%
10,393,450	Chong Hing Bank, Ltd. (Hong Kong)	27,590,326
1,626,949	Comerica, Inc.	58,976,901
12,558,132	KeyCorp	125,204,576
		211,771,803
	Diversified Holding Companies - 14.44%
6,451,000	Cheung Kong Holdings, Ltd. (Hong Kong)	97,095,649
2,082,456	Investor AB, Class B (Sweden)	61,371,089
171,393,000	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	33,792,039

Shares	Security†	Value (Note 1)
	Diversified Holding Companies (continued)
1,231,142	RHJ International (Belgium) (a)	$5,966,579
1,982,750	RHJ International (Belgium) (a) (d)	9,609,156
32,232,500	Wheelock & Co., Ltd. (Hong Kong)	179,435,191
		387,269,703
	Financial Insurance - 0.03%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (d)	860,000
	Home Furnishings - 0.01%
94,758	Stanley Furniture Co., Inc. (a)	374,294
	Insurance & Reinsurance - 2.10%
75,858	Alleghany Corp. (a)	29,868,329
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (d)	89,250
45,636	White Mountains Insurance Group, Ltd.[1]	26,391,755
		56,349,334
	Manufactured Housing - 3.26%
983	Fleetwood Homes, Inc. (a) (b) (c) (d)	87,468,526
	Non-U.S. Real Estate Operating Companies - 9.32%
17,734,000	Hang Lung Group, Ltd. (Hong Kong)	104,436,615
20,090,579	Henderson Land Development Co., Ltd. (Hong Kong)	145,498,546
		249,935,161
	Oil & Gas Production & Services - 7.82%
750,000	Apache Corp.	55,410,000
2,225,889	Devon Energy Corp.	122,557,448
1,715,824	EnCana Corp. (Canada)	31,656,953
		209,624,401

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks (continued)
	Securities Brokerage - 5.07%
15,343,700	Daiwa Securities Group, Inc. (Japan)	$135,832,314
	Semiconductor & Related - 6.15%
4,689,207	Applied Materials, Inc.	68,040,393
2,699,323	Intel Corp.	64,648,786
2,336,868	NVIDIA Corp.	32,178,672
		164,867,851
	Software - 2.02%
150,000	Nintendo Co. Ltd. (Japan)	16,617,941
1,550,000	Symantec Corp. (a)	37,665,000
		54,282,941
	Steel & Specialty Steel - 5.15%
1,916,774	POSCO, ADR (South Korea)	137,988,560
	Telecommunications Equipment - 1.87%
3,689,979	Sycamore Networks, Inc. (a) (c)	1,411,417
23,590,610	Tellabs, Inc. (c)	48,832,563
		50,243,980
	U.S. Real Estate Operating Companies - 3.50%
2,891,089	Forest City Enterprises, Inc., Class A (a)	53,976,632
1,361,894	Tejon Ranch Co. (a) (c)	39,740,067
		93,716,699
	Utilities - 5.37%
7,193,557	Covanta Holding Corp. (c)	143,871,140
	Total Common Stocks (Cost $2,010,914,418)	2,339,123,007

Investment Amount ($)	Security†	Value (Note 1)
Limited Partnerships - 0.01%
	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	$162,625
	Total Limited Partnerships (Cost $32,494)	162,625
	Total Investment Portfolio - 87.43% (Cost $2,030,627,103)	2,344,099,407
	Other Assets Less Liabilities - 12.57%	337,110,879
	NET ASSETS - 100.00%	$2,681,210,286

Notes:

ADR:	American Depositary Receipt.

PIK:	Payment-In-Kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Security subject to restrictions on resale.

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit
983	Fleetwood Homes, Inc.	8/14/09-4/29/11	$68,785,888	$88,981.21
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
19,680,191	Home Products International, Inc. 2nd Lien, Convertible, PIK, 6.000% Payment-In-Kind Interest, due 3/20/17	3/16/07-4/1/13	19,680,191	24.46
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	39,081,514	23,243.24
127,500	Olympus Re Holdings, Ltd.	12/20/01	11,975,334	0.70
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	4.85

At April 30, 2013, these restricted securities had a total market value of $102,867,025 or 3.84% of net assets of the Fund.

(e)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities.

†	U.S. unless otherwise noted.

#	Amount represents less than 0.01% of total net assets.

[1]	Incorporated in Bermuda.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Country Concentration

% of Net Assets
United States	42.53%
Hong Kong	21.93
Japan	10.74
South Korea	5.15
Canada	4.21
Sweden	2.29
Belgium	0.58
Bermuda	0.00 #
Total	87.43%

#	Amount represents less than 0.01% of total net assets.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
April 30, 2013
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $1,682,146,096)	$1,983,283,562
Affiliated issuers (cost of $348,481,007)	360,815,845
Total investments (cost of $2,030,627,103)	2,344,099,407
Cash	322,774,760
Receivable for securities sold	16,569,958
Dividends and interest receivable	4,485,393
Receivable for fund shares sold	270,616
Other assets	60,858
Total assets	2,688,260,992

Liabilities:
Payable for fund shares redeemed	3,288,038
Payable to investment adviser (Note 3)	2,026,018
Payable for reports to shareholders	441,233
Payable for shareholder servicing fees (Note 3)	432,956
Accrued expenses	424,584
Tax payable	373,990
Payable to trustees and officers	37,584
Distribution fees payable (Note 5)	26,303
Total liabilities	7,050,706
Net assets	$2,681,210,286

Summary of net assets:
Capital stock, $0.001 par value	$2,416,265,493
Accumulated distributions in excess of net investment income	(37,616,264)
Accumulated net realized losses on investments and foreign currency transactions	(10,925,718)
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	313,486,775
Net assets applicable to capital shares outstanding	$2,681,210,286

Investor Class:
Net assets applicable to 584,033 shares outstanding, unlimited number of shares authorized	$31,762,688
Net asset value, offering and redemption price per share	$54.39

Institutional Class:
Net assets applicable to 48,663,648 shares outstanding, unlimited number of shares authorized	$2,649,447,598
Net asset value, offering and redemption price per share	$54.44

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Statement of Operations

For the Six Months Ended April 30, 2013

(Unaudited)

Investment Income:
Interest - affiliated issuers (Note 4)	$572,609
Dividends - unaffiliated issuers (net of foreign withholding tax of $1,517,384)	14,394,266
Dividends - affiliated issuers (Note 4)	23,753,641
Other income	101,517
Total investment income	38,822,033

Expenses:
Investment advisory fees (Note 3)	11,721,766
Shareholder servicing fees (Note 3)	1,422,611
Transfer agent fees	411,031
Reports to shareholders	326,094
Custodian fees	274,817
Trustees’ and officers’ fees and expenses	219,510
Accounting fees	100,249
Auditing and tax fees	78,004
Administration fees (Note 3)	71,633
Legal fees	56,053
Insurance	50,640
Distribution fees (Note 5)	35,486
Registration and filing fees	22,789
Miscellaneous	44,569
Total expenses	14,835,252
Recovery of expenses previously waived (Note 3)	250,396
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(84,396)
Net expenses	15,001,252
Net investment income	23,820,781

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	147,106,851
Net realized gain on investments - affiliated issuers	3,108,513
Net realized gain on foreign currency transactions	430,657
Net change in unrealized appreciation/(depreciation) on investments	194,671,734
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	39,314
Net gain on investments and foreign currency transactions	345,357,069
Net increase in net assets resulting from operations	$369,177,850

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	April 30, 2013	Ended
	(Unaudited)	October 31, 2012
Operations:
Net investment income	$23,820,781	$24,546,012
Net realized gain on investments - unaffiliated issuers	147,106,851	251,243,823
Net realized gain on investments - affiliated issuers	3,108,513	45,966,006
Net realized gain on redemption-in-kind transaction (Note 4)	—	19,193,298
Net realized gain/(loss) on foreign currency transactions	430,657	(36,695)
Net change in unrealized appreciation/(depreciation) on investments	194,671,734	(5,933,342)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	39,314	150,665
Net increase in net assets resulting from operations	369,177,850	335,129,767

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(662,490)	(448,508)
Institutional Class	(67,040,237)	(67,360,806)
Decrease in net assets from dividends and distributions	(67,702,727)	(67,809,314)

Capital Share Transactions:
Proceeds from sale of shares	65,468,627	122,428,639
Net asset value of shares issued in reinvestment of dividends and distributions	62,681,308	64,227,071
Redemption fees	27,086	48,876
Cost of shares redeemed	(376,199,007)	(1,197,206,452)
Cost of shares transferred out for redemption-in-kind transaction (Notes 4 and 6)	—	(106,255,348)
Net decrease in net assets resulting from capital share transactions	(248,021,986)	(1,116,757,214)
Net increase/(decrease) in net assets	53,453,137	(849,436,761)
Net assets at beginning of period	2,627,757,149	3,477,193,910
Net assets at end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(37,616,264) and $6,265,682, respectively)	$2,681,210,286	$2,627,757,149

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six				For the
	Months Ended		Years Ended		Period Ended
	April 30, 2013		October 31,		October 31,
Investor Class:	(Unaudited)		2012	2011	2010*
Net asset value, beginning of period	$48.47		$44.00	$50.09	$46.32
Income/(loss) from investment operations:
Net investment income@	0.40		0.27	0.37	0.59
Net gain/(loss) on investment transactions (both realized and unrealized)	6.76	[3]	4.99 [2]	(5.56)[2]	3.18	[1]
Total from investment operations	7.16		5.26	(5.19)	3.77
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.24)		(0.79)	(0.90)	—
Total dividends and distributions	(1.24)		(0.79)	(0.90)	—
Net asset value, end of period	$54.39		$48.47	$44.00	$50.09
Total return[4]	15.03%[5]		12.36%	(10.62%)	8.16%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$31,763		$25,796	$25,547	$18,553
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.39%[6]		1.36%	1.38%	1.46%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.40	%6†	1.40%†	1.40%†	1.40	%6#
Ratio of net investment income to average net assets	1.57%[6]		0.61%	0.75%	1.54%[6]
Portfolio turnover rate	11%[5]		16%	6%	2%[5]

[1]	Includes redemption fees of $0.04 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Includes redemption fees of less than $0.01 per share

[4]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[5]	Not annualized.

[6]	Annualized.

[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six
	Months Ended
	April 30, 2013		Years Ended October 31,
Institutional Class:	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$48.53		$44.08	$50.13	$44.60	$35.16	$68.04
Income/(loss) from investment operations:
Net investment income@	0.46		0.37	0.43	0.71	0.81	1.01
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	6.76		4.98	(5.51)	5.96	8.81	(31.80)
Total from investment operations	7.22		5.35	(5.08)	6.67	9.62	(30.79)
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.31)		(0.90)	(0.97)	(1.14)	(0.18)	(1.63)
Distributions from realized gains	—		—	—	—	(0.00)*	(0.46)
Total dividends and distributions	(1.31)		(0.90)	(0.97)	(1.14)	(0.18)	(2.09)
Net asset value, end of period	$54.44		$48.53	$44.08	$50.13	$44.60	$35.16
Total return[2]	15.17%[4]		12.61%	(10.42%)	15.25%	27.59%	(46.52%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,649,448		$2,601,961	$3,451,647	$5,040,109	$5,688,276	$5,372,294
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/ recovery	1.14%[5]		1.11%	1.13%	1.19%	1.17%	1.11%
After fee waivers/expense offset arrangement/ recovery[3]	1.15	%5†	1.15%†	1.15%†	1.15%#	1.17%	1.11%
Ratio of net investment income to average net assets	1.83%[5]		0.83%	0.86%	1.55%	2.23%	1.89%
Portfolio turnover rate	11%[4]		16%	6%	2%	5%	17%

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

[4]	Not annualized.

[5]	Annualized.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Amount is less than $0.01.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2013 is as follows:

Industrial Equipment
Industrial Services
Insurance & Reinsurance
Chemicals & Industrial Materials
Diversified Holding Companies
Electronic Components
Consumer Products
Consulting and Information Technology Services
Metals Manufacturing
Energy Services
Media
Bank & Thrifts
Software
Retail
Industrial Capital Equipment Manufacturers
Healthcare
U.S. Real Estate Operating Companies
Non-U.S. Real Estate Investment Trust
Short Term Investments
Other
Cash & Equivalents (Net)
Industry
0
5
10
% of Net Assets

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at April 30, 2013

(Unaudited)

		Value
Shares	Security†	(Note 1)
Preferred Stocks - 0.31%

	U.S. Real Estate Investment Trust - 0.31%
74,250	Excel Trust, Inc., 8.125%	$1,987,672
	Total Preferred Stocks (Cost $1,856,250)	1,987,672
Common Stocks - 88.68%

	Auto Supply - 1.06%
376,167	Superior Industries International, Inc.	6,906,426
	Bank & Thrifts - 3.08%
107,500	City National Corp.	6,152,225
181,184	Commerce Bancshares, Inc.	7,267,290
110,145	Cullen/Frost Bankers, Inc.	6,653,859
		20,073,374
	Banking & Financials - 0.51%
78,851	Cass Information Systems, Inc.	3,295,973
	Chemicals & Industrial Materials - 6.43%
185,842	Compass Minerals International, Inc.	16,082,768
187,523	Minerals Technologies, Inc.	7,619,059
260,721	Sensient Technologies Corp.	10,259,371
139,528	Stepan Co.	7,944,724
		41,905,922
	Commercial Services - 0.97%
149,874	Weight Watchers International, Inc.	6,320,187
	Consulting and Information Technology Services - 4.70%
480,646	ICF International, Inc. (a)	13,030,313
440,906	ManTech International Corp., Class A	11,767,781
92,165	Syntel, Inc.	5,822,063
		30,620,157

		Value
Shares	Security†	(Note 1)
	Consumer Products - 5.11%
175,167	Blucora, Inc. (a)	$2,587,217
164,071	Cal-Maine Foods, Inc.	7,002,550
314,891	Harman International Industries, Inc.	14,078,777
75,305	J&J Snack Foods Corp.	5,649,381
364,310	JAKKS Pacific, Inc.	3,974,622
		33,292,547
	Diversified Holding Companies - 4.81%
98,729	Ackermans & van Haaren NV (Belgium)	8,403,270
2,174,632	JZ Capital Partners, Ltd. (Guernsey)	17,295,177
181,882	Leucadia National Corp.	5,618,335
		31,316,782
	Electronic Components - 5.75%
328,302	AVX Corp.	3,713,096
384,733	Bel Fuse, Inc., Class B	5,663,270
261,499	Electronics for Imaging, Inc. (a)	6,987,253
932,446	Ingram Micro, Inc., Class A (a)	16,606,863
188,550	Park Electrochemical Corp.	4,500,688
		37,471,170
	Energy Services - 4.46%
111,029	Era Group, Inc. (a)	2,537,013
378,561	Pioneer Energy Services Corp. (a)	2,668,855
111,029	SEACOR Holdings, Inc. (a)	8,006,301
305,155	SemGroup Corp., Class A (a)	15,822,287
		29,034,456
	Forest Products & Paper - 1.03%
279,003	P.H. Glatfelter Co.	6,696,072
	Healthcare - 2.26%
471,902	Cross Country Healthcare, Inc. (a)	2,359,510
158,548	Teleflex, Inc.	12,387,355
		14,746,865

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2013

(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks (continued)

	Industrial Capital Equipment Manufacturers - 2.32%
592,544	Electro Scientific Industries, Inc.	$6,387,624
350,598	Rofin-Sinar Technologies, Inc. (a)	8,729,890
		15,117,514
	Industrial Equipment - 9.42%
129,283	Alamo Group, Inc.	5,180,370
307,483	EnerSys, Inc. (a)	14,095,021
63,952	Hyster-Yale Materials Handling, Inc.	3,337,655
348,217	LSB Industries, Inc. (a)	11,372,767
466,761	Oshkosh Corp. (a)	18,325,037
615,867	Wacker Neuson SE (Germany)	9,043,390
		61,354,240
	Industrial Services - 6.85%
315,557	ABM Industries, Inc.	7,115,810
183,572	Darling International, Inc. (a)	3,397,918
316,977	EMCOR Group, Inc.	11,854,940
201,793	Orbital Sciences Corp. (a)	3,636,310
103,343	Tetra Tech, Inc. (a)	2,716,887
174,410	UniFirst Corp.	15,880,031
		44,601,896
	Insurance & Reinsurance - 6.77%
42,437	Alleghany Corp. (a)	16,709,144
236,304	Arch Capital Group, Ltd. (Bermuda) (a)	12,538,290
349,351	HCC Insurance Holdings, Inc.	14,882,353
		44,129,787
	Media - 4.24%
119,219	Liberty Media Corp., Class A (a)	13,695,879
177,238	Madison Square Garden, Co. (The), Class A (a)	10,682,134
138,244	Starz - Liberty Capital (a)	3,232,145
		27,610,158

		Value
Shares	Security†	(Note 1)
	Metals Manufacturing - 4.60%
228,824	Encore Wire Corp.	$7,493,986
129,476	Kaiser Aluminum Corp.	8,156,988
357,468	Kennametal, Inc.	14,295,145
		29,946,119
	Mining - 1.81%
603,897	Cloud Peak Energy, Inc. (a)	11,800,147
	Non-U.S. Real Estate Investment Trust - 2.09%
3,290,650	SEGRO PLC (United Kingdom)	13,617,117
	Oil & Gas Production & Services - 0.42%
37,703	Cimarex Energy Co.	2,759,106
	Retail - 2.32%
170,159	American Eagle Outfitters, Inc.	3,309,593
381,668	Ascena Retail Group, Inc. (a)	7,060,858
109,158	Jos. A. Bank Clothiers, Inc. (a)	4,768,021
		15,138,472
	Securities Trading Services - 1.75%
453,615	Broadridge Financial Solutions, Inc.	11,422,026
	Software - 2.54%
314,525	Allscripts Healthcare Solutions, Inc. (a)	4,353,026
539,455	Progress Software Corp. (a)	12,175,499
		16,528,525
	Telecommunications Equipment - 0.52%
1,635,257	Tellabs, Inc.	3,384,982
	U.S. Real Estate Investment Trust - 0.62%
263,105	Excel Trust, Inc.	4,007,089

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2013

(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks (continued)

	U.S. Real Estate Operating Companies - 2.24%
160,127	Alico, Inc.	$6,694,910
130,739	Vail Resorts, Inc.	7,883,562
		14,578,472
	Total Common Stocks (Cost $446,643,452)	577,675,581

Units
Limited Partnerships - 1.52%

	Diversified Holding Companies - 1.52%
500,000	AP Alternative Assets, L.P. (Guernsey) (a) (b) (c)	9,903,750
	Total Limited Partnerships (Cost $10,000,000)	9,903,750

Principal
Amount ($)
Short Term Investments - 5.37%

	U.S. Government Obligations - 5.37%
35,000,000	U.S. Treasury Bills, 0.11%‡, due 6/13/13	34,995,401
	Total Short Term Investments (Cost $34,995,401)	34,995,401
	Total Investment Portfolio - 95.88% (Cost $493,495,103)	624,562,404
	Other Assets less Liabilities - 4.12%	26,811,640
	NET ASSETS - 100.00%	$651,374,044

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Security subject to restrictions on resale.

				Carrying
		Acquisition	Acquisition	Value
Units	Issuer	Date	Cost	Per Unit
500,000	AP Alternative Assets, L.P.	6/8/06	$10,000,000	$19.81

At April 30, 2013, the restricted security had a total market value of $9,903,750 or 1.52% of net assets of the Fund.

†	U.S. unless otherwise noted.

‡	Annualized yield at date of purchase.

Country Concentration

% of
Net Assets
United States*	85.01%
Guernsey	4.18
United Kingdom	2.09
Bermuda	1.92
Germany	1.39
Belgium	1.29
Total	95.88%

*	Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments at value (Note 1) (cost of $493,495,103)	$624,562,404
Cash	26,125,151
Receivable for securities sold	2,528,685
Dividends and interest receivable	718,244
Receivable for fund shares sold	148,376
Other assets	36,347
Total assets	654,119,207

Liabilities:
Payable for securities purchased	1,180,676
Payable for fund shares redeemed	731,867
Payable to investment adviser (Note 3)	479,951
Accrued expenses	222,948
Payable for shareholder servicing fees (Note 3)	107,462
Distribution fees payable (Note 5)	14,821
Payable to trustees and officers	7,438
Total liabilities	2,745,163
Net assets	$651,374,044

Summary of net assets:
Capital stock, $0.001 par value	$516,660,492
Accumulated distributions in excess of net investment income	(7,502,023)
Accumulated net realized gains on investments and foreign currency transactions	11,140,322
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	131,075,253
Net assets applicable to capital shares outstanding	$651,374,044

Investor Class:
Net assets applicable to 408,875 shares outstanding, unlimited number of shares authorized	$10,116,922
Net asset value, offering and redemption price per share	$24.74

Institutional Class:
Net assets applicable to 25,896,615 shares outstanding, unlimited number of shares authorized	$641,257,122
Net asset value, offering and redemption price per share	$24.76

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2013
(Unaudited)

Investment Income:
Interest	$31,981
Dividends (net of foreign withholding tax of $41,020)	8,169,450
Total investment income	8,201,431

Expenses:
Investment advisory fees (Note 3)	2,888,600
Shareholder servicing fees (Note 3)	332,712
Transfer agent fees	148,588
Reports to shareholders	79,599
Trustees’ and officers’ fees and expenses	50,990
Auditing and tax fees	39,820
Accounting fees	28,646
Registration and filing fees	18,429
Administration fees (Note 3)	17,652
Custodian fees	15,936
Legal fees	14,876
Insurance	12,482
Distribution fees (Note 5)	10,957
Miscellaneous	11,765
Total expenses	3,671,052
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(5,820)
Net expenses	3,665,232
Net investment income	4,536,199

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	10,241,540
Net realized gain on foreign currency transactions	7,479
Net change in unrealized appreciation/(depreciation) on investments	76,651,860
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	5,432
Net gain on investments and foreign currency transactions	86,906,311
Net increase in net assets resulting from operations	$91,442,510

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income	$4,536,199	$448,185
Net realized gain on investments - unaffiliated issuers	10,241,540	17,180,425
Net realized loss on investments - affiliated issuers	—	(3,175,698)
Net realized gain/(loss) on foreign currency transactions	7,479	(96,736)
Net change in unrealized appreciation/(depreciation) on investments	76,651,860	52,149,298
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	5,432	(16,014)
Net increase in net assets resulting from operations	91,442,510	66,489,460

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(56,750)	(8,103)
Institutional Class	(5,943,573)	(2,494,214)
Net realized gains:
Investor Class	(182,590)	(24,878)
Institutional Class	(14,015,568)	(2,505,656)
Decrease in net assets from dividends and distributions	(20,198,481)	(5,032,851)

Capital Share Transactions:
Proceeds from sale of shares	21,831,559	36,473,702
Net asset value of shares issued in reinvestment of dividends and distributions	19,454,567	4,827,339
Redemption fees	7,135	7,802
Cost of shares redeemed	(111,063,993)	(254,849,194)
Net decrease in net assets resulting from capital share transactions	(69,770,732)	(213,540,351)
Net increase/(decrease) in net assets	1,473,297	(152,083,742)
Net assets at beginning of period	649,900,747	801,984,489
Net assets at end of period (including accumulated distributions in excess of net investment income of $(7,502,023) and $(6,037,899), respectively)	$651,374,044	$649,900,747

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2013	Years Ended October 31,		For the Period Ended October 31,
Investor Class:	(Unaudited)	2012	2011	2010*
Net asset value, beginning of period	$22.13	$20.25	$19.35	$18.19
Income/(loss) from investment operations:
Net investment income/(loss)@	0.13	(0.04)	(0.01)	0.02
Net gain on investment transactions (both realized and unrealized)	3.14 [2]	2.01 [2]	1.10 [1]	1.14	[2]
Total from investment operations	3.27	1.97	1.09	1.16
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.16)	(0.02)	(0.19)	—
Distributions from realized gains	(0.50)	(0.07)	—	—
Total dividends and distributions	(0.66)	(0.09)	(0.19)	—
Net asset value, end of period	$24.74	$22.13	$20.25	$19.35
Total return[3]	15.11%[4]	9.77%	5.58%	6.38%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,117	$8,216	$7,490	$4,505
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.39%[5]	1.38%	1.39%	1.42%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.39%[5]	1.38%†	1.40%†	1.40	%5#
Ratio of net investment income/(loss) to average net assets	1.08%[5]	(0.18%)	(0.07%)	0.10%[5]
Portfolio turnover rate	18%[4]	33%	34%	9%[4]

[1]	Includes redemption fees of $0.02 per share.

[2]	Includes redemption fees of less than $0.01 per share.

[3]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[4]	Not annualized.

[5]	Annualized.

[6]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2012	Years Ended October 31,
Institutional Class:	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$22.18	$20.30	$19.38	$17.17	$16.45	$27.66
Income/(loss) from investment operations:
Net investment income@	0.16	0.01	0.03	0.12	0.19	0.09
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	3.13	2.01	1.10	2.23	1.18	(8.58)
Total from investment operations	3.29	2.02	1.13	2.35	1.37	(8.49)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.21)	(0.07)	(0.21)	(0.14)	(0.12)	(0.23)
Distributions from realized gains	(0.50)	(0.07)	—	—	(0.53)	(2.49)
Total dividends and distributions	(0.71)	(0.14)	(0.21)	(0.14)	(0.65)	(2.72)
Net asset value, end of period	$24.76	$22.18	$20.30	$19.38	$17.17	$16.45
Total return[2]	15.22%[4]	9.99%	5.80%	13.73%	9.34%	(33.50%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$641,257	$641,684	$794,495	$1,050,173	$1,217,827	$1,372,740
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.14%[5]	1.13%	1.14%	1.16%	1.13%	1.10%
After fee waivers/expense offset arrangement/recovery[3]	1.14%[5]	1.13%†	1.15%†	1.14%#	1.13%	1.10%
Ratio of net investment income to average net assets	1.42%[5]	0.07%	0.15%	0.65%	1.29%	0.40%
Portfolio turnover rate	18%[4]	33%	34%	9%	15%	46%

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

[4]	Not annualized.

[5]	Annualized.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2013 is as follows:

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2013
(Unaudited)

Principal Amount ($)		Security†	Value (Note 1)
Corporate Bonds & Notes - 1.39%

		Department Stores - 0.55%
13,297,000		J.C. Penney Corp., Inc., 6.375%, due 10/15/36	$10,720,706
		Non-U.S. Real Estate Operating Companies - 0.84%
20,400,000	EUR	IVG Finance B.V., 1.750%, due 3/29/17 (Netherlands)	16,253,803
		Total Corporate Bonds & Notes (Cost $28,108,901)	26,974,509

Shares
Common Stocks & Warrants - 77.57%

		Banks - 1.36%
1,245,000		PNC Financial Services Group, Inc., Warrants, expires 12/31/18 (a)	15,587,400
910,528		Wells Fargo & Co., Warrants, expires 10/28/18 (a)	10,899,020
			26,486,420
		Forest Products & Paper - 3.56%
2,261,058		Weyerhaeuser Co. (c)	68,984,880
		Lodging & Hotels - 1.49%
340,910		Hyatt Hotels Corp., Class A (a)	14,550,039
1,624,816		Millennium & Copthorne Hotels PLC (United Kingdom)	14,272,697
			28,822,736
		Non-U.S. Homebuilder - 2.83%
37,961,973		Taylor Wimpey PLC (United Kingdom)	54,840,447
		Non-U.S. Real Estate Consulting/ Management - 1.17%
2,505,167		Savills PLC (United Kingdom)	22,647,952

Shares		Security†	Value (Note 1)
		Non-U.S. Real Estate Investment Trusts - 18.46%
29,880,091		Commonwealth Property Office Fund (Australia)	$35,932,926
673,655		Derwent London PLC (United Kingdom)	24,161,881
41,415,719		Dexus Property Group (Australia)	49,590,658
9,746,440		Federation Centres Ltd. (Australia)	26,270,724
7,957,812		Hammerson PLC (United Kingdom)	64,216,775
8,839,052		SEGRO PLC (United Kingdom)	36,577,092
800,000		Wereldhave N.V. (Netherlands)	58,030,105
5,240,298		Westfield Group (Australia)	63,289,926
			358,070,087
		Non-U.S. Real Estate Operating Companies - 24.04%
1,546,126		Brookfield Asset Management, Inc., Class A (Canada)	59,665,002
5,727,000		Cheung Kong Holdings, Ltd. (Hong Kong)	86,198,540
3,389,950		City Developments Ltd. (Singapore)	30,990,369
8,377,000		Hang Lung Properties Ltd. (Hong Kong)	32,600,581
8,626,990		Henderson Land Development Co., Ltd. (Hong Kong)	62,477,766
11,373,967		Hysan Development Co., Ltd. (Hong Kong)	56,355,745
21,869,072		Quintain Estates & Development PLC (United Kingdom) (a)	21,995,781
22,721,694		Songbird Estates PLC (United Kingdom) (a)	49,412,634
11,975,500		Wheelock & Co., Ltd. (Hong Kong)	66,666,443
			466,362,861
		Retail-Building Products - 3.33%
1,681,330		Lowe’s Cos., Inc.	64,596,699

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Shares		Security†	Value (Note 1)
Common Stocks & Warrants (continued)

		U.S. Real Estate Investment Trusts - 8.51%
1,294,416		CommonWealth REIT	$28,904,309
4,196,831		First Industrial Realty Trust, Inc.	75,291,148
292,265		First Potomac Realty Trust	4,676,240
641,794		Vornado Realty Trust	56,195,483
			165,067,180
		U.S. Real Estate Operating Companies - 12.82%
500,500		Consolidated-Tomoka Land Co. (b)	18,623,605
8,846,798		Forest City Enterprises, Inc., Class A (a) (b)	165,169,719
941,627		Tejon Ranch Co. (a)	27,476,676
7,354,979		Thomas Properties Group, Inc. (b)	37,436,843
			248,706,843
		Total Common Stocks & Warrants (Cost $1,072,694,821)	1,504,586,105

Limited Partnerships - 0.06%

		U.S. Real Estate Operating Companies - 0.06%
54,786		Brookfield Property Partners L.P.[1]	1,209,675
		Total Limited Partnerships (Cost $1,185,569)	1,209,675

Units
Private Equities - 4.02%

		U.S. Real Estate Operating Companies - 4.02%
28,847,217		Newhall Holding Co. LLC, Class A Units (a) (b)	77,887,486
		Total Private Equities (Cost $75,516,192)	77,887,486

Notional Amount (‡)/ Number of Contracts		Security†	Value (Note 1)
Purchased Options - 0.38%

		Equity Put Options - 0.05% (a)
292,950	*	Forest City Enterprises, Inc., Class A, strike $15, expires 9/20/13	$64,244
2,470,200	*	Forest City Enterprises, Inc., Class A, strike $16, expires 9/20/13	851,972
			916,216
		Foreign Currency Put Options - 0.01% (a)
54,000,000	AUD	Australian Currency, strike 1.0175 AUD, expires 5/6/13	13,230
63,000,000	AUD	Australian Currency, strike 1.0035 AUD, expires 6/6/13	127,701
			140,931
		Index Put Options - 0.32% (a)
14,130		Hang Seng Property Index, strike 31,603.00 HKD, expires 6/27/13	1,803,105
17,316		Hang Seng Property Index, strike 31,603.00 HKD, expires 6/27/13	2,374,026
17,400		Hang Seng Property Index, strike 31,603.00 HKD, expires 6/27/13	2,132,941
			6,310,072
		Total Purchased Options (Cost $11,906,292)	7,367,219
		Total Investment Portfolio - 83.42% (Cost $1,189,411,775)	1,618,024,994
		Other Assets less Liabilities - 16.58% (d)	321,536,703
		NET ASSETS - 100.00%	$1,939,561,697

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2013

(Unaudited)

Notes:

AUD:	Australian Dollar.

HKD:	Hong Kong Dollar.

REIT:	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(c)	Security is a Real Estate Investment Trust.

(d)	Includes cash restricted as collateral for written options to brokers.

†	U.S. unless otherwise noted.

‡	Denominated in U.S. Dollars unless otherwise noted.

*	Expressed in number of contracts.

[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets
United States	35.01%
Hong Kong	16.01
United Kingdom	14.86
Australia	9.03
Netherlands	3.83
Canada	3.08
Singapore	1.60
Total	83.42%

Schedule of Written Options

Notional Amount (‡)/
Number of Contracts		Security	Expiration Date	Strike Price	Value
54,000,000	AUD	Australian Currency, Call	5/6/13	1.041 AUD	$95,197
63,000,000	AUD	Australian Currency, Call	6/6/13	1.029 AUD	772,285
2,000,000	*	Forest City Enterprises, Inc., Class A, Call	9/20/13	$18	2,999,200
1,000,000	*	Forest City Enterprises, Inc., Class A, Call	9/20/13	$19	909,100
1,000,000	*	Forest City Enterprises, Inc., Class A, Call	9/20/13	$20	510,500
		(Premiums received $3,999,198)			$5,286,282

AUD:	Australian Dollar.

‡	Denominated in U.S. Dollars unless otherwise noted.

*	Expressed in number of contracts.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $936,666,138)	$1,318,907,341
Affiliated issuers (cost of $252,745,637)	299,117,653
Total investments (cost of $1,189,411,775)	1,618,024,994
Cash	319,310,394
Restricted cash pledged to counterparty for collateral management	4,188,337
Dividends and interest receivable	4,656,990
Receivable for securities sold	2,625,000
Receivable for fund shares sold	1,324,476
Other assets	53,073
Total assets	1,950,183,264

Liabilities:
Written options at value (premiums received $3,999,198)	5,286,282
Payable for fund shares redeemed	2,739,941
Payable to investment adviser (Note 3)	1,400,579
Payable for securities purchased	322,195
Accrued expenses	316,732
Tax payable	288,073
Payable for shareholder servicing fees (Note 3)	210,734
Distribution fees payable (Note 5)	46,630
Payable to trustees and officers	10,401
Total liabilities	10,621,567
Net assets	$1,939,561,697

Summary of net assets:
Capital stock, $0.001 par value	$1,537,771,440
Accumulated distributions in excess of net investment income	(40,637,312)
Accumulated net realized gains on investments and foreign currency transactions	15,061,196
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	427,366,373
Net assets applicable to capital shares outstanding	$1,939,561,697

Investor Class:
Net assets applicable to 3,220,284 shares outstanding, unlimited number of shares authorized	$88,393,865
Net asset value, offering and redemption price per share	$27.45

Institutional Class:
Net assets applicable to 67,150,534 shares outstanding, unlimited number of shares authorized	$1,851,167,832
Net asset value, offering and redemption price per share	$27.57

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Statement of Operations

For the Six Months Ended April 30, 2013

(Unaudited)

Investment Income:
Interest	$532,912
Dividends - unaffiliated issuers (net of foreign withholding tax of $1,614,208)	16,332,399
Dividends - affiliated issuers (Note 4)	10,010
Other income	24,793
Total investment income	16,900,114

Expenses:
Investment advisory fees (Note 3)	8,065,662
Shareholder servicing fees (Note 3)	775,381
Transfer agent fees	239,321
Custodian fees	142,453
Reports to shareholders	141,999
Trustees’ and officers’ fees and expenses	125,316
Distribution fees (Note 5)	89,089
Accounting fees	67,560
Administration fees (Note 3)	49,290
Auditing and tax fees	37,836
Insurance	30,517
Legal fees	27,122
Registration and filing fees	26,810
Miscellaneous	25,411
Total expenses	9,843,767
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(75,094)
Net expenses	9,768,673
Net investment income	7,131,441

Realized and unrealized gain/(loss) on investments, written options and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	10,822,429
Net realized loss on investments - affiliated issuers	(37,759)
Net realized gain on written options	4,121,917
Net realized gain on foreign currency transactions	189,073
Net change in unrealized appreciation/(depreciation) on investments	198,865,246
Net change in unrealized appreciation/(depreciation) on written options	(2,849,023)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	39,592
Net gain on investments and foreign currency transactions	211,151,475
Net increase in net assets resulting from operations	$218,282,916

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	April 30, 2013	Ended
	(Unaudited)	October 31, 2012
Operations:
Net investment income	$7,131,441	$15,644,458
Net realized gain on investments - unaffiliated issuers	10,822,429	100,456,839
Net realized loss on investments - affiliated issuers	(37,759)	—
Net realized gain on other investment company	—	8,473,812
Net realized gain on written options	4,121,917	5,755,815
Net realized gain/(loss) on foreign currency transactions	189,073	(10,333,082)
Net change in unrealized appreciation/(depreciation) on investments	198,865,246	224,658,670
Net change in unrealized appreciation/(depreciation) on written options	(2,849,023)	1,561,939
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	39,592	6,444,658
Net increase in net assets resulting from operations	218,282,916	352,663,109

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(1,984,170)	—
Institutional Class	(55,413,731)	—
Net realized gains:
Investor Class	(3,241,659)	—
Institutional Class	(85,265,726)	—
Decrease in net assets from dividends and distributions	(145,905,286)	—

Capital Share Transactions:
Proceeds from sale of shares	234,783,316	296,541,682
Net asset value of shares issued in reinvestment of dividends and distributions	137,806,815	—
Redemption fees	40,065	63,444
Cost of shares redeemed	(255,742,024)	(526,419,972)
Net increase/(decrease) in net assets resulting from capital share transactions	116,888,172	(229,814,846)
Net increase in net assets	189,265,802	122,848,263
Net assets at beginning of period	1,750,295,895	1,627,447,632
Net assets at end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(40,637,312) and $9,629,148, respectively)	$1,939,561,697	$1,750,295,895

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six
	Months Ended			For the Period
	April 30, 2013	Years Ended October 31,		Ended
Investor Class:	(Unaudited)	2012	2011	October 31, 2010*
Net asset value, beginning of period	$26.53	$21.40	$22.90	$20.47
Income/(loss) from investment operations:
Net investment income@	0.09	0.16	0.02	0.40
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	3.05	4.97	(0.63)	2.03
Total from investment operations	3.14	5.13	(0.61)	2.43
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.84)	—	(0.89)	—
Distributions from realized gains	(1.38)	—	—	—
Total dividends and distributions	(2.22)	—	(0.89)	—
Net asset value, end of period	$27.45	$26.53	$21.40	$22.90
Total return[2]	12.61%[3]	23.97%	(2.89%)	11.87%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$88,394	$60,684	$48,327	$28,594
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.34%[4]	1.34%	1.38%	1.44%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.33%[4]	1.34%	1.40%†	1.40	%4#
Ratio of net investment income to average net assets	0.67%[4]	0.68%	0.11%	2.27%[4]
Portfolio turnover rate	8%[3]	4%	32%	26%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[3]	Not annualized.

[4]	Annualized.

[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six
	Months Ended
	April 30, 2013		Years Ended October 31,
Institutional Class:	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$26.66	$21.45	$22.93	$19.86	$16.21	$35.47
Income/(loss) from investment operations:
Net investment income@	0.10	0.22	0.06	0.44	0.63	0.31
Net gain/(loss) on investment transactions (both realized and unrealized)	3.08 [2]	4.99 [2]	(0.62)[2]	2.89 [2]	3.45 [1]	(15.72)[1]
Total from investment operations	3.18	5.21	(0.56)	3.33	4.08	(15.41)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.89)	—	(0.92)	(0.26)	(0.43)	(0.60)
Distributions from realized gains	(1.38)	—	—	—	—	(3.25)
Total dividends and distributions	(2.27)	—	(0.92)	(0.26)	(0.43)	(3.85)
Net asset value, end of period	$27.57	$26.66	$21.45	$22.93	$19.86	$16.21
Total return[3]	12.74%[4]	24.29%	(2.66%)	16.94%	26.16%	(47.87%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,851,168	$1,689,612	$1,579,121	$1,652,647	$1,381,313	$1,255,630
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.09%[5]	1.09%	1.13%	1.18%	1.18%	1.12%
After fee waivers/expense offset arrangement/recovery[6]	1.08%[5]	1.09%	1.15%†	1.14%#	1.18%	1.12%
Ratio of net investment income to average net assets	0.80%[5]	0.96%	0.26%	2.09%	4.00%	1.22%
Portfolio turnover rate	8%[4]	4%	32%	26%	24%	34%

[1]	Includes redemption fees of $0.01 per share.

[2]	Includes redemption fees of less than $0.01 per share.

[3]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[4]	Not annualized.

[5]	Annualized.

[6]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue International Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2013 is as follows:

Real Estate
Diversified Holding Companies
Insurance
Electronic Components
Securities Brokerage
Forest Products & Paper
Telecommunications
Pharmaceuticals
Automotive
Diversified Operations
Building & Construction Products/Services
Other Financial
Media
Capital Goods
Advertising
Metals & Mining
Oil & Gas Production & Services
Other
Cash & Equivalents (Net)
Industry
0
5
10
15
20
% of Net Assets

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments
at April 30, 2013

(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks and Warrants - 81.95%

	Advertising - 1.69%
886,500	Asatsu-DK, Inc. (Japan)	$22,670,611
	Automotive - 3.43%
396,816	Daimler AG (Germany)	21,956,494
173,261	D’ieteren S.A./N.V. (Belgium)	7,986,165
356,447	Leoni AG (Germany)	16,070,698
		46,013,357
	Building & Construction Products/Services - 2.63%
10,461,283	Tenon, Ltd. (New Zealand) (a) (b)	8,339,187
1,445,608	Titan Cement Co. S.A. (Greece) (a)	26,843,497
		35,182,684
	Capital Goods - 1.77%
517,988	Nexans S.A. (France)	23,770,023
	Corporate Services - 0.90%
22,522,784	Boardroom, Ltd. (Singapore) (b)	12,023,001
	Diversified Holding Companies - 12.03%
9,235,088	GP Investments, Ltd., BDR (Brazil)[1] (a) (b)	21,786,638
2,535,400	Guoco Group, Ltd. (Hong Kong)[1]	30,270,653
1,520,593	Leucadia National Corp.	46,971,118
535,215	LG Corp. (South Korea) (a)	31,880,599
436,142	Pargesa Holding S.A. (Switzerland)	30,395,786
		161,304,794
	Diversified Operations - 3.03%
678,295	Antarchile S.A. (Chile)	10,802,022
2,745,200	Hutchison Whampoa, Ltd. (Hong Kong)	29,821,635
		40,623,657
	Electronic Components - 7.28%
30,875,599	Straits Trading Co. Ltd. (Singapore) (b)	97,512,446

		Value
Shares	Security†	(Note 1)
	Forest Products & Paper - 5.39%
68,512,625	Rubicon, Ltd. (New Zealand) (a) (b)	$17,030,383
1,810,005	Weyerhaeuser Co. (c)	55,223,253
		72,253,636
	Household Appliances - 0.68%
599,260	De’Longhi S.p.A. (Italy)	9,083,643
	Insurance - 9.00%
257,238	Allianz SE (Germany)	37,959,145
208,078	Munich Re (Germany)	41,611,216
71,107	White Mountains Insurance Group, Ltd.[1]	41,121,889
		120,692,250
	Investment Technology Services - 1.20%
156,106	OTSUKA Corp. (Japan)	16,125,429
	Media - 2.03%
1,203,698	Vivendi S.A. (France)	27,265,623
	Metals & Mining - 1.69%
2,017,946	Kinross Gold Corp. (Canada)	10,996,599
20,657	Kinross Gold Corp., Warrants, expires 9/17/14 (Canada) (a)	2,512
358,781	Newmont Mining Corp.	11,624,504
		22,623,615
	Oil & Gas Production & Services - 1.53%
2,531,528	Precision Drilling Corp. (Canada)	20,529,638
	Other Financial - 2.14%
56,537,892	Yuanta Financial Holding Co., Ltd. (Taiwan)	28,736,391
	Pharmaceuticals - 3.51%
429,104	Sanofi (France)	47,028,347

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments (continued)

at April 30, 2013

(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks and Warrants (continued)

	Real Estate - 12.12%
6,132,561	Atrium European Real Estate, Ltd. (Jersey)	$36,601,697
1,178,000	Mitsui Fudosan Co., Ltd. (Japan)	39,997,743
7,841,900	SEGRO PLC (United Kingdom) (c)	32,450,754
36,931,692	Taylor Wimpey PLC (United Kingdom)	53,352,088
		162,402,282
	Securities Brokerage - 6.09%
9,218,000	Daiwa Securities Group, Inc. (Japan)	81,603,672
	Telecommunications - 3.81%
38,418,350	Netia S.A. (Poland) (a) (b)	51,064,788
	Total Common Stocks and Warrants (Cost $989,839,128)	1,098,509,887

Notional		Value
Amount ($)	Security†	(Note 1)
Purchased Options - 0.14%

	Foreign Currency Put Options - 0.14% (a)
64,700,000	Japan Currency, strike 102.00 Yen, expires 8/6/13	$574,918
45,875,000	Japan Currency, strike 101.00 Yen, expires 9/12/13	648,182
45,750,000	Japan Currency, strike 101.00 Yen, expires 9/12/13	651,105
	Total Purchased Options (Cost $2,117,629)	1,874,205
	Total Investment Portfolio - 82.09% (Cost $991,956,757)	1,100,384,092
	Other Assets less Liabilities - 17.91% (d)	240,021,251
	NET ASSETS - 100.00%	$1,340,405,343

Notes:

BDR:	Brazilian Depositary Receipt.

(a)	Non-income producing security.

(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(c)	Security is a Real Estate Investment Trust.

(d)	Includes cash restricted as collateral for equity swap contracts and written options to brokers.

†	U.S. unless otherwise noted.

[1]	Incorporated in Bermuda.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Country Concentration

% of Net Assets
Japan	12.11%
United States	11.56
Germany	8.77
Singapore	8.17
France	7.32
United Kingdom	6.40
Hong Kong	4.48
Poland	3.81
Jersey	2.73
South Korea	2.38
Canada	2.35
Switzerland	2.27
Taiwan	2.14
Greece	2.00
New Zealand	1.89
Brazil	1.62
Chile	0.81
Italy	0.68
Belgium	0.60
Total	82.09%

Schedule of Written Options

Number of Contracts	Security	Expiration Date	Strike Price	Value
368,000	Daiwa Securities Group, Inc., Call	10/11/13	880.00 Yen	$348,827
2,183,000	Daiwa Securities Group, Inc., Call	10/11/13	880.00 Yen	2,069,266
	(Premiums received $1,742,749)			$2,418,093

Schedule of Equity Swap Contracts

Security	Floating Rate	Counterparty	Expiration Date	Notional Amount	Value
Piramal Enterprises Ltd.	USD-Federal Funds-H.15	Morgan Stanley Capital Services LLC	6/19/14	$22,962,196	$(1,905,398)

USD:	United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund
Statement of Assets and Liabilities
April 30, 2013
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $775,355,959)	$892,627,649
Affiliated issuers (cost of $216,600,798)	207,756,443
Total investments (cost of $991,956,757)	1,100,384,092
Cash	113,927,727
Restricted cash pledged to counterparty for collateral management	4,627,939
Receivable for securities sold	122,239,774
Dividends and interest receivable	6,556,379
Receivable for fund shares sold	285,255
Other assets	41,806
Total assets	1,348,062,972

Liabilities:
Written options at value (premiums received $1,742,749)	2,418,093
Value of swap agreements	1,905,398
Payable to investment adviser (Note 3)	1,311,327
Payable for fund shares redeemed	985,147
Payable for securities purchased	537,562
Accrued expenses	373,231
Payable for shareholder servicing fees (Note 3)	96,501
Distribution fees payable (Note 5)	21,911
Payable to trustees and officers	8,459
Total liabilities	7,657,629
Net assets	$1,340,405,343

Summary of net assets:
Capital stock, $0.001 par value	$1,369,199,457
Accumulated distributions in excess of net investment income	(4,808,371)
Accumulated net realized losses on investments and foreign currency transactions	(129,968,870)
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	105,983,127
Net assets applicable to capital shares outstanding	$1,340,405,343

Investor Class:
Net assets applicable to 1,576,947 shares outstanding, unlimited number of shares authorized	$29,098,781
Net asset value, offering and redemption price per share	$18.45

Institutional Class:
Net assets applicable to 71,003,548 shares outstanding, unlimited number of shares authorized	$1,311,306,562
Net asset value, offering and redemption price per share	$18.47

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund
Statement of Operations
For the Six Months Ended April 30, 2013
(Unaudited)

Investment Income:
Interest	$204
Dividends - unaffiliated issuers (net of foreign withholding tax of $949,223)	9,454,897
Dividends - affiliated issuers (Note 4)	1,464,301
Other income	36
Total investment income	10,919,438
Expenses:
Investment advisory fees (Note 3)	7,804,327
Shareholder servicing fees (Note 3)	375,968
Custodian fees	321,566
Transfer agent fees	123,913
Reports to shareholders	99,554
Trustees’ and officers’ fees and expenses	89,050
Accounting fees	50,616
Auditing and tax fees	39,324
Administration fees (Note 3)	34,339
Distribution fees (Note 5)	28,473
Registration and filing fees	22,913
Legal fees	22,752
Insurance	21,691
Interest	666
Miscellaneous	19,475
Total expenses	9,054,627
Less: Expenses waived (Note 3)	(259,512)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(25,130)
Net expenses	8,769,985
Net investment income	2,149,453
Realized and unrealized gain/(loss) on investments, swap agreements, written options and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	73,411,851
Net realized loss on investments - affiliated issuers	(860,682)
Net realized gain on swap agreements	4,443,704
Net realized gain on written options	519,193
Net realized loss on foreign currency transactions	(346,633)
Net change in unrealized appreciation/(depreciation) on investments	103,060,329
Net change in unrealized appreciation/(depreciation) on written options	(1,194,537)
Net change in unrealized appreciation/(depreciation) on swap agreements	(2,624,410)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	241,752
Net gain on investments and foreign currency transactions	176,650,567
Net increase in net assets resulting from operations	$178,800,020

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income	$2,149,453	$9,444,061
Net realized gain/(loss) on investments - unaffiliated issuers	73,411,851	(83,226,838)
Net realized gain/(loss) on investments - affiliated issuers	(860,682)	3,556,077
Net realized gain/(loss) on swap agreements	4,443,704	(118,556)
Net realized gain on written options	519,193	—
Net realized loss on foreign currency transactions	(346,633)	(343,415)
Net change in unrealized appreciation/(depreciation) on investments	103,060,329	145,985,682
Net change in unrealized appreciation/(depreciation) on written options	(1,194,537)	519,193
Net change in unrealized appreciation/(depreciation) on swap agreements	(2,624,410)	719,012
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	241,752	(226,810)
Net increase in net assets resulting from operations	178,800,020	76,308,406

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(132,718)	(194,814)
Institutional Class	(10,467,684)	(20,012,018)
Decrease in net assets from dividends and distributions	(10,600,402)	(20,206,832)

Capital Share Transactions:
Proceeds from sale of shares	72,052,590	154,619,039
Net asset value of shares issued in reinvestment of dividends and distributions	9,818,297	19,051,749
Redemption fees	14,630	23,101
Cost of shares redeemed	(104,468,797)	(326,677,796)
Net decrease in net assets resulting from capital share transactions	(22,583,280)	(152,983,907)
Net increase/(decrease) in net assets	145,616,338	(96,882,333)
Net assets at beginning of period	1,194,789,005	1,291,671,338
Net assets at end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(4,808,371) and $3,642,578, respectively)	$1,340,405,343	$1,194,789,005

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2013	Years Ended October 31,		For the Period Ended
Investor Class:	(Unaudited)	2012	2011	October 31, 2010*
Net asset value, beginning of period	$16.14	$15.29	$16.31	$15.51
Income/(loss) from investment operations:
Net investment income@	0.02	0.08	0.09	0.32
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.40	0.99	(0.85)	0.48
Total from investment operations	2.42	1.07	(0.76)	0.80
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.11)	(0.22)	(0.26)	—
Total dividends and distributions	(0.11)	(0.22)	(0.26)	—
Net asset value, end of period	$18.45	$16.14	$15.29	$16.31
Total return[2]	15.07%[4]	7.20%	(4.76%)	5.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,099	$18,533	$13,997	$6,920
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.70%[5]	1.69%	1.69%	1.77%[5]
After fee waivers and expense offset arrangement3#	1.65%[5]	1.65%	1.65%	1.65%[5]
Ratio of net investment income to average net assets	0.19%[5]	0.53%	0.56%	2.55%[5]
Portfolio turnover rate	15%[4]	20%	24%	13%[4]

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.

[4]	Not annualized.

[5]	Annualized.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended
	April 30, 2013 (Unaudited)		Years Ended October 31,
Institutional Class:			2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.16		$15.33	$16.33	$15.18	$11.51	$25.01
Income/(loss) from investment operations:
Net investment income@	0.03		0.12	0.10	0.24	0.11	0.10
Net gain/(loss) on investment transactions (both realized and unrealized)	2.43	[1]	0.97 [1]	(0.81)[1]	1.09 [1]	3.73 [2]	(9.76)[2]
Total from investment operations	2.46		1.09	(0.71)	1.33	3.84	(9.66)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.15)		(0.26)	(0.29)	(0.18)	(0.03)	(0.78)
Distributions from realized gains	—		—	—	—	(0.14)	(3.06)
Total dividends and distributions	(0.15)		(0.26)	(0.29)	(0.18)	(0.17)	(3.84)
Net asset value, end of period	$18.47		$16.16	$15.33	$16.33	$15.18	$11.51
Total return[3]	15.28%[4]		7.39%	(4.51%)	8.84%	33.87%	(44.31%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,311,307		$1,176,256	$1,277,674	$1,517,296	$1,332,360	$1,069,308
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.45%[5]		1.44%	1.44%	1.51%	1.51%	1.48%
After fee waivers and expense offset arrangement[6]	1.40	%5#	1.40%#	1.40%#	1.40%#	1.47%#	1.48%
Ratio of net investment income to average net assets	0.35%[5]		0.80%	0.58%	1.58%	0.89%	0.57%
Portfolio turnover rate	15%[4]		20%	24%	13%	16%	30%

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[4]	Not annualized.

[5]	Annualized.

[6]	As a result of an expense limitation, effective July 1, 2009, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Prior to July 1, 2009, the expense limitation was 1.75%.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2013 is as follows:

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at April 30, 2013
(Unaudited)

Principal			Value
Amount‡		Security†	(Note 1)
Corporate Bonds & Notes - 71.82%

		Chemicals - 5.86%
8,000,000		Cornerstone Chemical Co., 9.375%, due 3/15/18 (a)	$8,520,000
28,000,000		Momentive Performance Materials, Inc., 9.000%, due 1/15/21	24,395,000
40,799,000		Vertellus Specialties, Inc., 9.375%, due 10/1/15 (a)	37,433,082
			70,348,082
		Consumer Products - 1.23%
15,350,000		Armored Autogroup, Inc., 9.250%, due 11/1/18	14,831,938
		Energy - 2.79%
6,000,000		Connacher Oil and Gas Ltd., 8.500%, due 8/1/19 (Canada) (a)	3,885,000
6,000,000		Endeavour International Corp., 12.000%, due 3/1/18	5,715,000
21,145,000		Geokinetics Holdings USA, Inc., due 12/15/14*	11,206,850
8,018,982		GMX Resources, Inc., due 12/1/17* Platinum Energy Solutions, Inc.*:	7,457,653
5,000,000		1st Lien, due 3/1/15	2,625,000
4,919,354		2nd Lien, due 3/1/15	2,582,661
			33,472,164
		Financials - 11.92%
10,750,000	eur	Bank of Ireland, 10.000%, due 2/12/20 (Ireland)	15,812,196
500,000	eur	IVG Finance B.V. , 1.750%, due 3/29/17 (Netherlands)	397,521

Principal			Value
Amount‡		Security†	(Note 1)
		Financials (continued)
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	$7,323,750
17,185,861		due 10/14/08	4,060,160
10,000,000		due 10/22/08	2,362,500
25,000,000		due 11/24/08	5,906,250
12,205,000		due 12/23/08	2,883,431
97,000,000		due 3/23/09	22,916,250
6,771,301		due 4/3/09	1,599,720
15,000,000	EUR	due 6/25/10 (Netherlands)	8,395,559
30,000,000		due 1/14/11	7,200,000
10,000,000		due 1/24/13	2,425,000
50,000,000		due 9/26/14	12,187,500
7,113,000		due 2/9/17	1,600,425
4,038,504		Marsico Holdings LLC/Marsico Co. Notes Corp., PIK, 8.198% Cash or Cash with Variable Payment-In-Kind Interest, due 12/31/22 (a)(c)(h)	464,428
10,000,000		Milestone Aviation Group Ltd., 8.625%, due 12/15/17 (Ireland) (a)	10,450,000
34,300,000		Nuveen Investments, Inc., 9.500%, due 10/15/20 (a)	37,129,750
			143,114,440
		Food & Beverage - 3.84%
10,123,000		American Seafoods Group LLC/ American Seafoods Finance, Inc., 10.750%, due 5/15/16 (a)	10,717,726
10,000,000		Chiquita Brands International, Inc., 4.250%, due 8/15/16	9,243,750
7,000,000		Reddy Ice Corp., 11.250%, due 3/15/15	7,393,750
18,535,000		Simmons Foods, Inc., 10.500%, due 11/1/17 (a)	18,813,025
			46,168,251

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Principal		Value
Amount‡	Security†	(Note 1)
Corporate Bonds & Notes (continued)

	Gaming & Entertainment - 6.78%
54,186,000	Caesars Entertainment Operating Co., Inc., 12.750%, due 4/15/18	$38,742,990
8,000,000	CCM Merger, Inc., 9.125%, due 5/1/19 (a)	8,460,000
931	CityCenter Holdings LLC/CityCenter Finance Corp., 10.750%, due 1/15/17 (a)(h)	1,035
5,000,000	Landry’s Holdings II, Inc., 10.250%, due 1/1/18 (a)	5,356,250
10,336,918	Majestic Star Casino, LLC, PIK, 12.500% Cash or 14.500% Payment-In-Kind Interest, due 12/1/16 (a)(h)	9,871,757
18,849,000	Shingle Springs Tribal Gaming Authority, 9.375%, due 6/15/15 (a)	19,037,490
		81,469,522
	Healthcare - 1.81%
10,000,000	InVentiv Health, Inc., 11.000%, due 8/15/18 (a)	8,750,000
	Radiation Therapy Services, Inc.:
2,000,000	8.875%, due 1/15/17	1,917,500
18,275,000	9.875%, due 4/15/17	11,056,375
		21,723,875
	Home Construction - 3.17%
6,000,000	HD Supply, Inc., 10.500%, due 1/15/21	6,315,000
	New Enterprise Stone & Lime Co., Inc.:
7,100,000	11.000%, due 9/1/18	4,774,750
25,019,390	PIK, 5.000% Cash and 8.000% Payment-In-Kind Interest, due 3/15/18 (a)(h)	27,020,941
		38,110,691

Principal		Value
Amount‡	Security†	(Note 1)
	Media/Cable-12.20%
35,100,000	Cengage Learning Acquisitions, Inc., 11.500%, due 4/15/20 (a)	$27,729,000
	Clear Channel Communications, Inc.:
15,200,000	9.000%, due 3/1/21	14,934,000
3,000,000	11.250%, due 3/1/21 (a)	3,195,000
37,367,289	PIK, 11.000% Cash or 11.750% Payment-In-Kind Interest, due 8/1/16 (h)	32,416,123
9,978,000	Intelsat Luxembourg S.A., 11.250%, due 2/4/17 (Luxembourg)	10,639,042
18,310,000	LBI Media, Inc., 10.000%, due 4/15/19 (a)	16,662,100
20,445,000	Radio One, Inc., 12.500%, due 5/24/16	20,853,900
18,550,000	Spanish Broadcasting System, Inc., 12.500%, due 4/15/17 (a)(g)	20,126,750
		146,555,915
	Metals & Mining - 1.55%
1,000,000	AK Steel Corp., 7.625%, due 5/15/20	872,500
1,500,000	HudBay Minerals, Inc., 9.500%, due 10/1/20 (Canada)	1,631,250
16,000,000	Noranda Aluminum Acquisition Corp., 11.000%, due 6/1/19 (a)	15,920,000
1,000,000	USEC, Inc., 3.000%, due 10/1/14	240,000
		18,663,750
	Retail - 0.23%
3,400,000	J.C. Penney Corp., Inc., 6.375%, due 10/15/36	2,741,250
	Services - 3.28%
	Affinion Group Inc.:
17,283,000	11.500%, due 10/15/15	15,036,210
16,863,000	7.875%, due 12/15/18	13,321,770
10,176,000	EnergySolutions, Inc. / EnergySolutions LLC, 10.750%, due 8/15/18	11,066,400
		39,424,380

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)
Corporate Bonds & Notes (continued)

	Technology - 6.30%
32,070,000	Advanced Micro Devices, Inc., 7.500%, due 8/15/22 (a)	$30,867,375
28,750,000	First Data Corp., 12.625%, due 1/15/21	31,337,500
28,118,000	THQ, Inc., due 8/15/14*	13,479,066
		75,683,941
	Telecommunications - 4.34%
11,720,000	NII Capital Corp., 7.625%, due 4/1/21	10,430,800
8,000,000	NII International Telecom S.A., 11.375%, due 8/15/19 (Luxembourg) (a)	9,280,000
	Nortel Networks Ltd. (Canada)*:
3,611,000	due 4/15/12	3,502,670
19,667,000	due 7/15/16	22,371,212
24,000,000	Powerwave Technologies, Inc., due 7/15/41 (a)*	6,525,000
		52,109,682
	Transportation Services - 1.89%
21,000,000	CEVA Group PLC, due 4/1/18 (United Kingdom) (a)*	13,860,000
12,000,000	Western Express, Inc., 12.500%, due 4/15/15 (a)	8,820,000
		22,680,000
	Utilities - 4.63%
1,562,847	Coso Geothermal Power Holdings LLC, 7.000%, due 7/15/26 (a)	914,266
5,060,000	Dynegy Holdings LLC, due 2/15/12 (b)*	—
4,000,000	Energy Future Holdings Corp., 6.550%, due 11/15/34	2,860,000

Principal Amount‡	Security†	Value (Note 1)
	Utilities (continued)
	Energy Future Intermediate Holdings Co. LLC.:
5,000,000	11.750%, due 3/1/22 (a)	$5,750,000
48,453,000	PIK, 11.250% Cash or 12.250% Payment-In-Kind Interest, due 12/1/18 (a)(h)	46,030,350
		55,554,616
	Total Corporate Bonds & Notes (Cost $809,115,291)	862,652,497

Term Loans - 7.78%

	Aerospace - 1.41%
	Aveos Fleet Performance, Inc. (Cayman Islands)*:
2,138,799	Revolving Credit, due 3/12/13	2,149,493
2,642,114	Term Loan, due 3/12/13	2,655,325
5,985,729	Term Loan BA1, due 3/12/15	5,506,871
7,167,231	Term Loan BA2, due 3/12/15	6,593,852
		16,905,541
	Chemicals - 1.39%
16,970,658	Synagro Technologies, Term Loan, 2.280%, due 4/1/14 (c)	16,716,098
	Energy - 0.12%
1,409,667	Geokinetics Holdings, Inc., DIP Loan, 9.250%, due 8/26/13 (b)	1,409,667
	Gaming & Entertainment - 1.02%
10,000,000	Golden Nugget Biloxi, Inc., Term Loan, 10.000%, due 11/29/16 (c)	9,722,500
8,596,651	Hicks Sport Group LLC, Term Loan B, due 12/15/10*	2,578,995
		12,301,495

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)
	Media/Cable-1.07%
	GateHouse Media Operating, Inc. (f):
8,041,910	Add-on Term Loan, due 8/28/14	$2,947,360
7,310,827	Delayed Draw Term Loan, due 8/28/14	2,679,418
19,593,017	Initial Term Loan, due 8/28/14	7,180,841
		12,807,619
	Utilities - 2.77%
	Longview Power LLC, Term Loan:
21,358,455	5.000% due 3/1/14 (c)	15,925,398
20,369,756	7.250% due 10/31/17 (c)	15,124,544
3,000,000	Texas Competitive Electric Holdings Co., LLC, Term Loan, due 10/10/17 (f)	2,211,000
		33,260,942
	Total Term Loans (Cost $96,149,360)	93,401,362

Municipal Bonds - 0.17%

	Gaming & Entertainment - 0.17%
5,200,000	New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC OID, 5.750%, due 10/1/37	2,028,000
	Total Municipal Bonds (Cost $3,067,796)	2,028,000

Shares
Preferred Stocks - 2.69%

	Energy - 0.00%
2,500	Platinum Energy Solutions, Inc. Series A (b)(d)(e)	—
	Financials - 1.44%
500,000	Federal Home Loan Mortgage Corp., Series Z, 8.375% (c)(d)	2,386,250
96,750	Federal National Mortgage Association, Series H, 5.810% (d)	798,188

Shares	Security†	Value (Note 1)
	Financials (continued)
208,000	Federal National Mortgage Association, Series M, 4.750% (d)	$1,627,080
617,000	Federal National Mortgage Association, Series 0, 7.000% (c)(d)	5,090,250
500,000	Federal National Mortgage Association, Series S, 8.250% (c)(d)	2,310,750
1,000,000	Federal National Mortgage Association, Series T, 8.250% (d)	5,080,000
		17,292,518
	Metals & Mining - 1.25%
150	Fortescue Metals Group Ltd., 9.000% (Australia)	15,006,218
	Total Preferred Stocks (Cost $24,030,207)	32,298,736

Private Equities - 0.08%

	Aerospace - 0.00%#
284,571	Aveos Holding Co. (Cayman Islands) (d)	35,571
	Financials - 0.07%
4,568,957	Cerberus CG Investor I LLC (d)	336,961
4,568,918	Cerberus CG Investor II LLC (d)	336,958
2,284,632	Cerberus CG Investor III LLC (d)	168,492
		842,411
	Utilities - 0.01%
14,956	BosPower Partners, LLC (d)	142,082
	Total Private Equities (Cost $5,137,132)	1,020,064

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks & Warrants - 1.73%

	Energy - 0.30%
100,000	Chesapeake Energy Corp.	$1,954,000
1,237,120	Platinum Energy Solutions, Inc. (b)(d)(e)	—
8,000	Platinum Energy Solutions, Inc., Warrants (b)(d)	—
1,000,000	Vantage Drilling Co.[1] (d)	1,690,000
		3,644,000
	Financials - 0.00%#
134,199	Marsico Holdings LLC (d)	25,162
	Food & Beverage - 0.17%
244,155	Chiquita Brands International, Inc. (d)	2,107,058
	Gaming & Entertainment - 0.25%
187,226	Caesars Entertainment Corp. (d)	2,978,766
	Media/Cable-0.30%
1,693,927	Radio One, Inc., Class D (d)	2,591,708
316,652	Spanish Broadcasting System, Inc., Class A (d)(g)	956,289
		3,547,997
	Metals & Mining - 0.14%
493,155	AK Steel Holding Corp. (d)	1,652,069
	Services - 0.32%
225,000	Kelly Services, Inc., Class A	3,829,500
	Utilities - 0.25%
121,814	Dynegy, Inc. (d)	3,010,024
	Total Common Stocks & Warrants (Cost $20,260,978)	20,794,576
	Total Investment Portfolio - 84.27% (Cost $957,760,764)	1,012,195,235
	Other Assets less Liabilities - 15.73% (i)	188,940,387
	NET ASSETS - 100.00%	$1,201,135,622

Country Concentration
% of
Net Assets
United States	73.27%
Canada	2.61
Ireland	2.19
Luxembourg	1.66
Cayman Islands	1.41
Australia	1.25
United Kingdom	1.15
Netherlands	0.73
Total	84.27%

Notes:

DIP:	Debtor-in-possession.

EUR:	Euro.

OID:	Original Issue Discount.

PIK:	Payment-In-Kind.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Fair-valued security.

(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2013.

(d)	Non-income producing security.

(e)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit
1,237,120	Platinum Energy Solutions, Inc.	2/28/11	$1,023,146	$—
2,500	Platinum Energy Solutions, Inc. Series A, Preferred Stock	2/28/11	1,476,854	—

At April 30, 2013, these restricted securities had a total market value of $0 or 0.00% of net assets of the Fund.

(f)	Unsettled security. Coupon rate is undetermined at April 30, 2013.

(g)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(h)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

(i)	Includes cash restricted as collateral for forward foreign currency contracts to broker.

*	Issuer in default.

#	Amount represents less than 0.01% of total net assets.

†	U.S. unless otherwise noted.

‡	Denominated in U.S. Dollars unless otherwise noted.

[1]	Incorporated in Cayman Islands.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2013
(Unaudited)

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 4/30/13	Unrealized Appreciation
4,846,019 EUR	JPMorgan Chase Bank, N.A.	05/13/13	$6,381,868	$6,382,514	$646
2,000,000 GBP	JPMorgan Chase Bank, N.A.	07/09/13	3,019,260	3,105,358	86,098
					$86,744

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 4/30/13	Unrealized Appreciation/ (Depreciation)
4,962,500 EUR	JPMorgan Chase Bank, N.A.	05/13/13	$6,506,334	$6,535,926	$(29,592)
1,000,000 EUR	JPMorgan Chase Bank, N.A.	05/28/13	1,307,700	1,317,193	(9,493)
9,625,000 EUR	Macquarie Bank, Ltd.	05/28/13	12,482,567	12,677,986	(195,419)
2,000,000 GBP	JPMorgan Chase Bank, N.A.	07/09/13	3,201,100	3,105,359	95,741
14,955,000 AUD	Macquarie Bank, Ltd.	08/09/13	15,193,084	15,387,508	(194,424)
					$(333,187)

AUD:	Australian Dollar.

EUR:	Euro.

GBP:	British Pound.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Assets and Liabilities
April 30, 2013
(Unaudited)

Assets:
Investments at value (Notes 1 and 4)
Unaffiliated issuers (cost of $937,657,235)	$991,112,196
Affiliated issuers (cost of $20,103,529)	21,083,039
Total investments (cost of $957,760,764)	1,012,195,235
Cash	190,494,234
Dividends and interest receivable	16,114,954
Receivable for securities sold	15,664,739
Receivable for fund shares sold	2,563,892
Restricted cash pledged to counterparty for collateral management	920,000
Unrealized appreciation for forward foreign currency contracts	182,485
Other assets	43,097
Total assets	1,238,178,636

Liabilities:
Payable for securities purchased	34,785,731
Payable to investment adviser (Note 3)	708,736
Distribution fees payable (Note 5)	482,973
Unrealized depreciation for forward foreign currency contracts	428,928
Payable for fund shares redeemed	385,527
Accrued expenses	180,317
Payable for shareholder servicing fees (Note 3)	50,096
Tax payable	13,334
Payable to trustees and officers	7,372
Total liabilities	37,043,014
Net assets	$1,201,135,622

Summary of net assets:
Capital stock, $0.001 par value	$1,155,655,454
Accumulated undistributed net investment income	18,591,482
Accumulated net realized losses on investments and foreign currency transactions	(27,294,461)
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	54,183,147
Net assets applicable to capital shares outstanding	$1,201,135,622

Investor Class:
Net assets applicable to 37,764,853 shares outstanding, unlimited number of shares authorized	$423,390,884
Net asset value, offering and redemption price per share	$11.21

Institutional Class:
Net assets applicable to 69,444,222 shares outstanding, unlimited number of shares authorized	$777,744,738
Net asset value, offering and redemption price per share	$11.20

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Focused Credit Fund

Statement of Operations

For the Six Months Ended April 30, 2013

(Unaudited)

Investment Income:
Interest-affiliated issuers (Note 4)	$1,070,569
Interest-unaffiliated issuers	46,084,714
Dividends (net of foreign withholding tax of $83,585)	250,146
Other income	20,567
Total investment income	47,425,996

Expenses:
Investment advisory fees (Note 3)	3,826,882
Distribution fees (Note 5)	454,477
Shareholder servicing fees (Note 3)	278,387
Transfer agent fees	117,782
Trustees’ and officers’ fees and expenses	73,788
Auditing and tax fees	60,777
Accounting fees	57,758
Legal fees	46,113
Registration and filing fees	41,510
Reports to shareholders	32,635
Administration fees (Note 3)	28,064
Insurance	18,844
Custodian fees	14,985
Miscellaneous	16,424
Total expenses	5,068,426
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(14,985)
Net expenses	5,053,441
Net investment income	42,372,555

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	41,861,887
Net realized loss on foreign currency transactions	(69,523)
Net change in unrealized appreciation/(depreciation) on investments	48,360,068
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(226,960)
Net gain on investments and foreign currency transactions	89,925,472
Net increase in net assets resulting from operations	$132,298,027

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Focused Credit Fund

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	April 30, 2013	Ended
	(Unaudited)	October 31, 2012
Operations:
Net investment income	$42,372,555	$79,526,587
Net realized gain/(loss) on investments - unaffiliated issuers	41,861,887	(77,956,085)
Net realized gain/(loss) on foreign currency transactions	(69,523)	137,399
Net change in unrealized appreciation/(depreciation) on investments	48,360,068	87,259,260
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(226,960)	124,230
Net increase in net assets resulting from operations	132,298,027	89,091,391

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(13,974,276)	(21,820,692)
Institutional Class	(26,011,812)	(49,737,464)
Net realized gains:
Investor Class	—	(13,647,823)
Institutional Class	—	(31,125,418)
Decrease in net assets from dividends and distributions	(39,986,088)	(116,331,397)

Capital Share Transactions:
Proceeds from sale of shares	288,205,867	335,126,338
Net asset value of shares issued in reinvestment of dividends and distributions	33,373,770	96,345,175
Redemption fees	17,974	81,157
Cost of shares redeemed	(197,482,599)	(523,168,235)
Net increase/(decrease) in net assets resulting from capital share transactions	124,115,012	(91,615,565)
Net increase/(decrease) in net assets	216,426,951	(118,855,571)
Net assets at beginning of period	984,708,671	1,103,564,242
Net assets at end of period (including accumulated undistributed net investment income of $18,591,482 and $16,205,015, respectively)	$1,201,135,622	$984,708,671

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Focused Credit Fund

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2013	Year Ended October 31			For the Period Ended October 31,
Investor Class:	(Unaudited)	2012	2011	2010	2009*
Net asset value, beginning of period	$10.25	$10.51	$11.36	$10.25	$10.00
Income/(loss) from investment operations:
Net investment income@	0.43	0.76	0.85	0.83	0.07
Net gain/(loss) on investment transactions (both realized and unrealized)	0.95 [1]	0.13 [1]	(0.81)[2]	0.89 [3]	0.18	[1]
Total from investment operations	1.38	0.89	0.04	1.72	0.25
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.42)	(0.69)	(0.79)	(0.60)	—
Distributions from realized gains	—	(0.46)	(0.10)	(0.01)	—
Total dividends and distributions	(0.42)	(1.15)	(0.89)	(0.61)	—
Net asset value, end of period	$11.21	$10.25	$10.51	$11.36	$10.25
Total return[4]	13.71%[5]	9.60%	0.24%	17.19%	2.50%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$423,391	$335,216	$338,098	$248,975	$90,913
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.15%[6]	1.14%	1.18%	1.20%	1.53%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.15%[6]	1.14%	1.18%	1.21%†	1.40	%6#
Ratio of net investment income to average net assets	8.14%[6]	7.61%	7.64%	7.69%	4.18%[6]
Portfolio turnover rate	44%[5]	72%	105%	129%	12%[5]

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Includes redemption fees of $0.02 per share.

[4]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[5]	Not annualized.

[6]	Annualized.

[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation has been reduced to 1.20%.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from August 31, 2009 (commencement of operations) through October 31, 2009.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Focused Credit Fund

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2013	Year Ended October 31			For the Period Ended October 31,
Institutional Class:	(Unaudited)	2012	2011	2010	2009*
Net asset value, beginning of period	$10.24	$10.50	$11.36	$10.26	$10.00
Income/(loss) from investment operations:
Net investment income@	0.45	0.79	0.88	0.86	0.08
Net gain/(loss) on investment transactions (both realized and unrealized)	0.94 [1]	0.13 [1]	(0.83)[1]	0.87 [1]	0.18
Total from investment operations	1.39	0.92	0.05	1.73	0.26
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.43)	(0.72)	(0.81)	(0.62)	—
Distributions from realized gains	—	(0.46)	(0.10)	(0.01)	—
Total dividends and distributions	(0.43)	(1.18)	(0.91)	(0.63)	—
Net asset value, end of period	$11.20	$10.24	$10.50	$11.36	$10.26
Total return[2]	13.86%[3]	9.89%	0.37%	17.38%	2.60%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$777,745	$649,492	$765,467	$759,666	$191,926
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	0.90%[4]	0.89%	0.92%	0.93%	1.18%[4]
After fee waivers/expense offset arrangement/recovery[5]	0.90%[4]	0.89%	0.92%	0.94%†	0.95	%4#
Ratio of net investment income to average net assets	8.40%[4]	7.94%	7.87%	7.99%	4.59%[4]
Portfolio turnover rate	44%[3]	72%	105%	129%	12%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[3]	Not annualized.

[4]	Annualized.

[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from August 31, 2009 (commencement of operations) through October 31, 2009.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Notes to Financial Statements
April 30, 2013
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans by real estate that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its objective primarily by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Third Avenue Focused Credit Fund seeks to achieve its objective mainly by investing in bonds and other types of credit instruments and intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in bonds and other types of credit instruments. Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued. The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers. The Fund may also purchase equity securities or hold significant positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At April 30, 2013, such securities had a total fair value of $93,420,494 or 3.48% of net assets of Third Avenue Value Fund, $9,903,750 or 1.52% of net assets of Third Avenue Small-Cap Value Fund and $1,409,667 or 0.12% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Real Estate Value Fund and Third Avenue International Value Fund at April 30, 2013. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities,

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Equity Swaps—Equity swap values are based on the performance of the underlying security which is valued by independent pricing services. The performance is based on the change in the price of the underlying securities. To the extent that this input is observable, the value of the equity swap is categorized as Level 2. To the extent that this input is unobservable, the value is categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of April 30, 2013:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	$33,292,547	$—	$—	$—
Energy	—	—	—	—	3,644,000
Insurance & Reinsurance	56,260,084	44,129,787	—	—	—
Other	2,194,418,829	500,253,247	1,504,586,105	1,098,509,887	17,125,414
Limited Partnerships	—	—	1,209,675	—	—
Preferred Stocks	—	1,987,672	—	—	17,292,518
Total for Level 1 Securities	2,250,678,913	579,663,253	1,505,795,780	1,098,509,887	38,061,932
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks & Warrants:
Financials	—	—	—	—	25,162
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds	—	—	—	—	2,028,000
Corporate Bonds & Notes	—	—	26,974,509	—	862,652,497
Term Loans	—	—	—	—	75,086,154
Private Equities:
Utilities	—	—	—	—	142,082
Purchased Options:
Equity Put Options	—	—	916,216	—	—
Foreign Currency Put Options	—	—	140,931	1,874,205	—
Index Put Options	—	—	6,310,072	—	—
Short Term Investments:
U.S. Government Obligations	—	34,995,401	—	—	—
Total for Level 2 Securities	—	34,995,401	34,341,728	1,874,205	939,933,895
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	26,318	—	—	—	—
Energy	—	—	—	—	—	*
Financial Insurance	860,000	—	—	—	—
Insurance & Reinsurance	89,250	—	—	—	—

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Summary of level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 3 (continued)
Manufactured Housing	$87,468,526	$—	$—	$—	$—
Limited Partnerships:
Diversified Holding Companies	—	9,903,750	—	—	—
Insurance & Reinsurance	162,625	—	—	—	—
Preferred Stocks:
Energy	—	—	—	—	—	*
Metals & Mining	—	—	—	—	15,006,218
Corporate Bonds & Notes	4,813,775	—	—	—	—	*
Term Loans	—	—	—	—	18,315,208
Private Equities:
Aerospace	—	—	—	—	35,571
Financials	—	—	—	—	842,411
U.S. Real Estate Operating Companies	—	—	77,887,486	—	—
Total for Level 3 Securities	93,420,494	9,903,750	77,887,486	—	34,199,408
Total Value of Investments	$2,344,099,407	$624,562,404	$1,618,024,994	$1,100,384,092	$1,012,195,235
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Equity Swaps	$—	$—	$—	$(1,905,398)	$—
Forward Foreign Currency Contracts	—	—	—	—	(246,443)
Written Options	—	—	(5,286,282)	(2,418,093)	—
Total Value or Appreciation/ (Depreciation) of Other Financial Instruments	$—	$—	$(5,286,282)	$(4,323,491)	$(246,443)

†	The value of security that transferred from Level 2 on October 31, 2012 to Level 1 on April 30, 2013 for Third Avenue International Value Fund was $9,970,736. The transfer was due to the availability of quoted prices in active market at period end.

*	Investments fair valued at zero.

Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks	Corporate Bonds & Notes	Limited Partnerships	Preferred Stocks	Total
Balance as of 10/31/12 (fair value)
Consumer Products	$26,318	$4,255,125	$—	$—	$4,281,443
Financial Insurance	860,000	—	—	—	860,000
Insurance & Reinsurance	98,837	—	358,478	212,126	669,441
Manufactured Housing	84,564,500	—	—	—	84,564,500
Payment-In-Kind
Consumer Products	—	573,210	—	—	573,210
Sales
Insurance & Reinsurance	(1,810)	—	—	(198,190)	(200,000)
Net change in unrealized gain/(loss)
Consumer Products	—	(14,560)	—	—	(14,560)
Insurance & Reinsurance	(482)	—	(195,853)	801,014	604,679
Manufactured Housing	2,904,026	—	—	—	2,904,026
Net realized gain/(loss)
Insurance & Reinsurance	(7,295)	—	—	(814,950)	(822,245)
Balance as of 4/30/13 (fair value)
Consumer Products	26,318	4,813,775	—	—	4,840,093
Financial Insurance	860,000	—	—	—	860,000
Insurance & Reinsurance	89,250	—	162,625	—	251,875
Manufactured Housing	87,468,526	—	—	—	87,468,526
Total	$88,444,094	$4,813,775	$162,625	$—	$93,420,494
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2013					$2,685,963

Third Avenue Small-Cap Value Fund

Limited Partnerships
Balance as of 10/31/12 (fair value)
Diversified Holding Companies	$13,302,850
Sales
Diversified Holding Companies	(7,177,500)
Net change in unrealized gain/(loss)
Diversified Holding Companies	5,600,900
Net realized gain/(loss)
Diversified Holding Companies	(1,822,500)
Balance as of 4/30/13 (fair value)
Diversified Holding Companies	$9,903,750
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2013	$5,600,900

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Third Avenue Real Estate Value Fund

	Private Equities	Limited Partnerships	Total
Balance as of 10/31/12 (fair value)
Investment Fund	$—	$21,053	$21,053
U.S. Real Estate Operating Companies	43,900,797	—	43,900,797
Purchases
U.S. Real Estate Operating Companies	278,396	—	278,396
Sales
Investment Fund	—	(17,357)	(17,357)
U.S. Real Estate Operating Companies	(2,625,000)	—	(2,625,000)
Net change in unrealized gain/(loss)
Investment Fund	—	(21,053)	(21,053)
U.S. Real Estate Operating Companies	36,371,052	—	36,371,052
Net realized gain/(loss)
Investment Fund	—	17,357	17,357
U.S. Real Estate Operating Companies	(37,759)	—	(37,759)
Balance as of 4/30/13 (fair value)
Investment Fund	—	—	—
U.S. Real Estate Operating Companies	77,887,486	—	77,887,486
Total	$77,887,486	$—	$77,887,486
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2013			$36,371,052

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Third Avenue Focused Credit Fund

	Corporate Bonds & Notes		Term Loans	Common Stocks and Warrants		Preferred Stocks	Private Equities	Total
Balance as of 10/31/12 (fair value)
Aerospace	$—		$13,961,841	$—		$—	$35,571	$13,997,412
Energy	—		—	2,004,778		2,500,000	—	4,504,778
Financials	—		—	—		—	1,427,814	1,427,814
Utilities	—	*	—	—		—	—	—
Purchases
Energy	—		1,409,667	—		—	—	1,409,667
Metals & Mining	—		—	—		15,011,266	—	15,011,266
Sales
Aerospace	—		(1,818,863)	—		—	—	(1,818,863)
Return of capital
Financials	—		—	—		—	(662,025)	(662,025)
Net change in unrealized gain/(loss)
Aerospace	—		4,914,165	—		—	—	4,914,165
Energy	—		—	(2,004,778)		(2,500,000)	—	(4,504,778)
Financials	—		—	—		—	76,622	76,622
Metals & Mining	—		—	—		(5,048)	—	(5,048)
Net realized gain/(loss)
Aerospace	—		(151,602)	—		—	—	(151,602)
Balance as of 4/30/13 (fair value)
Aerospace	—		16,905,541	—		—	35,571	16,941,112
Energy	—		1,409,667	—	*	— *	—	1,409,667
Financials	—		—	—		—	842,411	842,411
Metals & Mining	—		—	—		15,006,218	—	15,006,218
Utilities	—	*	—	—		—	—	—
Total	$—		$18,315,208	$—		$15,006,218	$877,982	$34,199,408
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2013								$480,961

*	Investments fair valued at zero.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Third Avenue Value Fund	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Common Stocks	87,469	Book Value	Lack of marketability	1.0x (1.0x)
Other (b)	5,951
	93,420

Third Avenue Small-Cap Value Fund	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Limited Partnerships	9,904	Discount to Market	Discount for lack of marketability (a)	5% (N/A)

Third Avenue Real Estate Value Fund	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Private Equities	77,887	Broker Quote #	Lack of marketability	N/A

Third Avenue Focused Credit Fund	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Term Loans	16,906	Broker Quote #	Lack of marketability	N/A
Preferred Stocks	15,006	Broker Quote #	Lack of marketability	N/A
Private Equities	36	Broker Quote #	Lack of marketability	N/A
Other (b)	2,251
	34,199
Total	215,410

#	The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.

(b)	Includes securities less than 0.50% of total net assets within each respective Fund.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Recently issued accounting pronouncements:

In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-In-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2013, the total in-kind payments with respect to PIK securities that were received by the Third Avenue Value Fund in the amount of $573,210 or 1.48% of total investment income and Third Avenue Focused Credit Fund in the amount of $1,863,126 or 3.93% of total investment income are included in interest income on the Statement of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2013.

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six months ended April 30, 2013, Third Avenue International Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks. At April 30, 2013, Third Avenue International Fund no longer held any forward foreign currency contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2013, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund used purchased options on equity, index and foreign currency to gain long exposure to the underlying instruments or indices, for hedging purposes and/or to protect against losses in foreign currencies.

During the six months ended April 30, 2013, Third Avenue Real Estate Value Fund used written call options on equities and foreign currency for hedging purposes. Third Avenue Real Estate Value Fund used written put options on indices to gain long exposure to the underlying instruments. Third Avenue International Fund used written put and call options on equities and foreign currency for hedging purposes. As of April 30, 2013, Third Avenue International Fund no longer held any written options on foreign currency.

Swap agreements:

The Funds may enter into total return, interest rate, equity and other swap agreements. Interest rate swap agreements generally involve the agreement by a fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also include an agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Fund will receive or make a payment to the counterparty. Interim payments or receipts are recorded

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

as realized gain/(loss) on swap agreements in the Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

During the six months ended April 30, 2013, Third Avenue International Value Fund participated in equity swap contracts to gain exposure to the underlying investments. Details of the open swap contracts at period end are included in the Fund’s Portfolio of Investments under the caption “Equity Swap Contracts”.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options
Assets:
Equity contracts	Investments at value	$7,226,288
Foreign currency contracts	Investments at value	140,931
Total		$7,367,219

Liabilities:
Equity contracts	Written options at value	$(4,418,800)
Foreign currency contracts	Written options at value	(867,482)
Total		$(5,286,282)

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Third Avenue International Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options	Swaps
Assets:
Foreign currency contracts	Investments at value	$1,874,205	$—
Liabilities:
Equity contracts	Value of swap agreements	$—	$(1,905,398)
Equity contracts	Written options at value	(2,418,093)	—
Total		$(2,418,093)	$(1,905,398)

Third Avenue Focused Credit Fund

Derivative Contract	Statement of Assets and Liabilities Location	Forward Foreign Currency Contracts
Assets:
Foreign currency contracts	Unrealized appreciation for forward foreign currency contracts	$182,485
Liabilities:
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts	$(428,928)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2013, by primary risk exposure:

Third Avenue Real Estate Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income

Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$(9,215,320	) (a)	$2,800,658	(b)	$(6,414,662)
Foreign currency contracts	(3,727,791	) (a)	1,321,259	(b)	(2,406,532)
Total	$(12,943,111)		$4,121,917		$(8,821,194)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$(1,402,248	) (c)	$(3,030,549	) (d)	$(4,432,797)
Foreign currency contracts	694,246	(c)	181,526	(d)	875,772
Total	$(708,002)		$(2,849,023)		$(3,557,025)

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Third Avenue International Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income

Derivative Contract	Purchased Options		Written Options		Swaps		Forward Foreign Currency Contracts		Total
Equity contracts	$—		$—		$4,443,704	(e)	$—		$4,443,704
Foreign currency contracts	571,789	(a)	519,193	(b)	—		(7,572	) (g)	1,083,410
Total	$571,789		$519,193		$4,443,704		$(7,572)		$5,527,114

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivative Contract	Purchased Options		Written Options		Swaps		Total
Equity contracts	$—		$(675,344	) (d)	$(2,624,410	) (f)	$(3,299,754)
Foreign currency contracts	9,249,595	(c)	(519,193	) (d)	—		8,730,402
Total	$9,249,595		$(1,194,537)		$(2,624,410)		$5,430,648

Third Avenue Focused Credit Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income

Derivative Contract	Forward Foreign Currency Contracts
Foreign currency contracts	$(25,383) (g)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivative Contract	Forward Foreign Currency Contracts
Foreign currency contracts	$(223,276) (h)

(a)	Included in “Net realized gain on investments - unaffiliated issuers”.

(b)	Included in “Net realized gain on written options”.

(c)	Included in “Net change in unrealized appreciation/(depreciation) on investments”.

(d)	Included in “Net change in unrealized appreciation/(depreciation) on written options”.

(e)	Included in “Net realized gain on swap agreements”.

(f)	Included in “Net change in unrealized appreciation/(depreciation) on swap agreements”.

(g)	Included in “Net realized loss on foreign currency transactions”.

(h)	Included in “Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency”.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2013

(Unaudited)

Derivatives volume:

The tables below disclose the volume of the Funds’ forward foreign currency contracts, options and swaps activities during the six months ended April 30, 2013 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity.

	Third Avenue		Third Avenue	Third Avenue
	Real Estate		International	Focused
	Value Fund		Value Fund	Credit Fund
OTC Options:
Average Ending Value Purchased	7,534,211		—	—
Average Ending Value Written	1,677,775		345,442	—
Foreign Currency Options:
Average Notional Balance Purchased	148,025,173	AUD	168,478,571	—
Average Notional Balance Written	148,025,173	AUD	22,040,877	—
Forward Foreign Currency Contracts:
Average Settlement Value Purchased	—		—	7,788,897
Average Settlement Value Sold	—		1,198,777	32,391,273
Equity Swaps:
Average Notional Balance - Pays Variable Rate	—		21,531,179	—

AUD:	Australian Dollar

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities, respectively are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable investment income and realized gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds’ U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $197,489 for the six months ended April 30, 2013. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership of 5% or more of the outstanding voting securities of these issuers) for the six months ended April 30, 2013 were as follows:

	Purchases	Sales
Third Avenue Value Fund:
Affiliated	$5,704,988	$7,124,057
Unaffiliated	248,768,734	541,419,369
Third Avenue Small-Cap Value Fund:
Unaffiliated	105,062,953	148,054,581
Third Avenue Real Estate Value Fund:
Affiliated	278,396	2,625,000
Unaffiliated	145,481,743	115,625,744
Third Avenue International Value Fund:
Affiliated	4,554,125	26,920,466
Unaffiliated	166,598,486	330,564,453
Third Avenue Focused Credit Fund:
Affiliated	6,980,414	—
Unaffiliated	528,611,096	412,520,644

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2013:

		Small-Cap	Real Estate	International	Focused
	Value Fund	Value Fund	Value Fund	Value Fund	Credit Fund
Gross unrealized appreciation	$677,433,630	$149,609,971	$467,841,257	$207,504,139	$105,174,350
Gross unrealized depreciation	(363,961,326)	(18,542,670)	(39,228,038)	(99,076,804)	(50,739,879)
Net unrealized appreciation/(depreciation)	$313,472,304	$131,067,301	$428,613,219	$108,427,335	$54,434,471
Aggregate book cost	$2,030,627,103	$493,495,103	$1,189,411,775	$991,956,757	$957,760,764

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2013

(Unaudited)

Written options transactions during the period are summarized as follows:

Third Avenue Real Estate Value Fund

	Currency Options Written		Equity and Index Options Written
	Notional	Premiums	Number of	Premiums
	Amount‡	Received	Contracts	Received
Options outstanding at October 31, 2012	148,000,000	$2,407,083	4,036,336	$2,739,332
Options written	265,000,000	2,569,334	4,006,500	3,280,985
Options terminated in closing purchase transactions	(132,543,278)	(2,036,081)	(2,000,000)	(560,000)
Options exercised	—	—	(3,609)	(414,119)
Options expired	(163,456,722)	(1,695,348)	(2,039,227)	(2,291,988)
Options outstanding at April 30, 2013	117,000,000	$1,244,988	4,000,000	$2,754,210

‡	In Australian Dollars

Third Avenue International Value Fund

	Currency Options Written		Equity Options Written
	Notional	Premiums	Number of	Premiums
	Amount ($)	Received	Contracts	Received
Options outstanding at October 31, 2012	154,286,138	$519,193	—	$—
Options written	—	—	2,551,000	1,742,749
Options expired	(154,286,138)	(519,193)	—	—
Options outstanding at April 30, 2013	—	$—	2,551,000	$1,742,749

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2013

(Unaudited)

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Annual
Fund	Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At April 30, 2013, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $261,819, $67,039, $191,624, $118,154 and $65,541, respectively, for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. Below are the corresponding contingent liabilities to the Adviser in effect for each Fund:

		Expenses Waived through Fiscal Periods ending
		October 31,	October 31,	April 30,
		2011	2012	2013
		Subject to Repayment until October 31,
Fund	Expiration Date	2014	2015	2016
Third Avenue Value Fund	2/28/2014	$—	$—	$—
Third Avenue Small-Cap Value Fund	2/28/2014	—	—	—
Third Avenue Real Estate Value Fund	2/28/2014	—	—	—
Third Avenue International Value Fund	2/28/2014	582,479	384,146	259,512
Third Avenue Focused Credit Fund	2/28/2014	—	—	—

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Funds to exceed the preceding limitations. These expense limitations can be terminated at any time. The Adviser recovered previously waived fees of $250,396 for Third Avenue Value Fund for the six months ended April 30, 2013.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $195,000.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2013, such fees amounted to $1,422,611 for Third Avenue Value Fund, $332,712 for Third Avenue Small-Cap Value Fund, $775,381 for Third Avenue Real Estate Value Fund, $375,968 for Third Avenue International Value Fund and $278,387 for Third Avenue Focused Credit Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2013. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$84,396
Third Avenue Small-Cap Value Fund	5,820
Third Avenue Real Estate Value Fund	75,094
Third Avenue International Value Fund	25,130
Third Avenue Focused Credit Fund	14,985

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended April 30, 2013, the Funds paid no brokerage commissions to M.J. Whitman LLC.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2013 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2012	Gross Purchases and Additions		Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2013	Value at Apr. 30, 2013	Investment Income Nov. 1, 2012 - Apr. 30, 2013
Covanta Holding Corp.	7,193,557	—		—	7,193,557	$143,871,140	$1,672,502
Fleetwood Homes, Inc.	983	—		—	983	87,468,526	—
Home Products International, Inc.	526,368	—		—	526,368	26,318	—
Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000% Payment-In-Kind Interest, due 3/20/17	19,106,981	573,210	[1]	—	19,680,191	4,813,775	572,609	[1]
Lai Sun Garment International, Ltd.	159,010,000	12,383,000		—	171,393,000	33,792,039	—
Manifold Capital Holdings, Inc.	37	—		—	37	860,000	—
RS Holdings Corp., Class A*	9,337	—		9,337	—	—	—
RS Holdings Corp., Convertible Pfd., Class A*	1,022,245	—		1,022,245	—	—	—
Sycamore Networks, Inc.	3,689,979	—		—	3,689,979	1,411,417	—
Tejon Ranch Co.	1,618,350	—		256,456	1,361,894	39,740,067	—
Tellabs, Inc.	21,648,175	1,942,435		—	23,590,610	48,832,563	22,081,139
Total Affiliates						$360,815,845	$24,326,250

PIK:	Payment-In-Kind

[1]	Payment-in-kind interest.

*	As of April 30, 2013, no longer an affiliate.

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2013	Value at Apr. 30, 2013	Investment Income Nov. 1, 2012 - Apr. 30, 2013
Bel Fuse, Inc., Class B*	522,561	—	137,828	384,733	$5,663,270	$—
PYI Corp., Ltd.*	473,984,230	—	473,984,230	—	—	—
Total Affiliates					$5,663,270	$—

*	As of April 30, 2013, no longer an affiliate.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares/Units Held at Oct. 31, 2012	Gross Purchases and Additions		Gross Sales and Reductions	Shares/Units Held at Apr. 30, 2013	Value at Apr. 30, 2013	Investment Income Nov. 1, 2012 - Apr. 30, 2013
Consolidated-Tomoka Land Co.	500,500	—		—	500,500	$18,623,605	$10,010
Forest City Enterprises, Inc., Class A	8,846,798	—		—	8,846,798	165,169,719	—
Newhall Holding Co. LLC, Class A Units	29,513,141	334,076	[1]	1,000,000	28,847,217	77,887,486	—
Thomas Properties Group, Inc.	7,354,979	—		—	7,354,979	37,436,843	—
Total Affiliates						$299,117,653	$10,010

[1]	Share increase due to capital contribution.

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2012	Gross Purchases and Additions		Gross Sales and Reductions		Shares Held at Apr. 30, 2013	Value at Apr. 30, 2013	Investment Income Nov. 1, 2012 - Apr. 30, 2013
Boardroom, Ltd.	22,522,784	—		—		22,522,784	$12,023,001	$182,113
GP Investments, Ltd., BDR	7,939,408	1,730,324		434,644		9,235,088	21,786,638	—
Netia S.A.	38,601,902	—		183,552		38,418,350	51,064,788	—
Rubicon, Ltd.	68,518,625	—		6,000		68,512,625	17,030,383	—
Straits Trading Co. Ltd.	—	39,643,649	[1]	8,768,050		30,875,599	97,512,446	1,282,188
Tenon, Ltd.	10,482,120	—		20,837		10,461,283	8,339,187	—
WBL Corp., Ltd. *	37,050,140	—		37,050,140	[2]	—	—	—
Total Affiliates							$207,756,443	$1,464,301

BDR:	Brazilian Depositary Receipt

[1]	Share increase due to a private exchange of shares.

[2]	Share reduction due to a private exchange of shares.

*	As of April 30, 2013, no longer an affiliate.

Third Avenue Focused Credit Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2013	Value at Apr. 30, 2013	Investment Income Nov. 1, 2012 - Apr. 30, 2013
Spanish Broadcasting System, Inc., 12.500%, due 4/15/17**	12,550,000	6,000,000	—	18,550,000	$20,126,750	$1,070,569
Spanish Broadcasting System, Inc., Class A **	148,440	168,212	—	316,652	956,289	—
Total Affiliates					$21,083,039	$1,070,569

**	As of October 31, 2012, not an affiliate.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2013, the Funds received the following board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statements of Operations.

Fund	Fees
Third Avenue Value Fund	$45,088
Third Avenue Real Estate Value Fund	13,142

On February 29, 2012, Third Avenue Value Fund processed in-kind redemptions totaling $106,255,348 from certain investors affiliated with the Adviser, resulting in total realized gains of $19,193,298. The investors contributed the redeemed securities to a newly created fund affiliated with the Adviser. The investments redeemed in-kind have been valued in accordance with the valuation methods set forth in the Fund documents and the policies described in these financial statements.

5. DISTRIBUTION EXPENSES:

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third Avenue Focused Credit Fund Investor Class (“TFCVX”), each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority (“FINRA”) rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2013, distribution expenses were as follows:

Fund	Distribution Fees
Third Avenue Value Fund	$35,486
Third Avenue Small-Cap Value Fund	10,957
Third Avenue Real Estate Value Fund	89,089
Third Avenue International Value Fund	28,473
Third Avenue Focused Credit Fund	454,477

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	125,995	$6,464,710	215,462	$9,622,198
Shares issued upon reinvestment of dividends and distributions	13,142	647,390	11,053	437,198
Shares redeemed*	(87,360)	(4,468,996)	(274,865)	(12,485,879)
Net increase/(decrease)	51,777	$2,643,104	(48,350)	$(2,426,483)

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	1,156,061	$59,003,917	2,561,771	$112,806,441
Shares issued upon reinvestment of dividends and distributions	1,259,063	62,033,918	1,613,299	63,789,873
Shares redeemed*	(7,364,057)	(371,702,925)	(26,628,875)	(1,184,671,697)
Shares redeemed-in-kind	—	—	(2,230,381)	(106,255,348)
Net decrease	(4,948,933)	$(250,665,090)	(24,684,186)	$(1,114,330,731)

Third Avenue Small-Cap Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	76,693	$1,842,964	141,093	$2,932,132
Shares issued upon reinvestment of dividends and distributions	10,644	237,778	1,666	32,863
Shares redeemed*	(49,716)	(1,160,272)	(141,271)	(3,008,530)
Net increase/(decrease)	37,621	$920,470	1,488	$(43,535)

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	856,980	$19,988,595	1,612,280	$33,541,570
Shares issued upon reinvestment of dividends and distributions	860,197	19,216,789	243,005	4,794,476
Shares redeemed*	(4,754,141)	(109,896,586)	(12,065,355)	(251,832,862)
Net decrease	(3,036,964)	$(70,691,202)	(10,210,070)	$(213,496,816)

Third Avenue Real Estate Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	1,082,749	$28,293,193	1,141,097	$27,022,931
Shares issued upon reinvestment of dividends and distributions	206,129	5,171,770	—	—
Shares redeemed*	(356,123)	(9,290,944)	(1,111,770)	(24,638,161)
Net increase	932,755	$24,174,019	29,327	$2,384,770

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	7,904,797	$206,490,123	11,574,791	$269,518,751
Shares issued upon reinvestment of dividends and distributions	5,269,569	132,635,045	—	—
Shares redeemed*	(9,408,803)	(246,411,015)	(21,796,250)	(501,718,367)
Net increase/(decrease)	3,765,563	$92,714,153	(10,221,459)	$(232,199,616)

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

Third Avenue International Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	509,448	$8,917,896	486,845	$7,412,461
Shares issued upon reinvestment of dividends and distributions	7,774	131,765	13,771	191,418
Shares redeemed*	(88,905)	(1,530,647)	(267,506)	(3,992,249)
Net increase	428,317	$7,519,014	233,110	$3,611,630

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	3,651,936	$63,134,694	9,704,981	$147,206,578
Shares issued upon reinvestment of dividends and distributions	571,477	9,686,532	1,357,835	18,860,331
Shares redeemed*	(6,004,623)	(102,923,520)	(21,647,334)	(322,662,446)
Net decrease	(1,781,210)	$(30,102,294)	(10,584,518)	$(156,595,537)

Third Avenue Focused Credit Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	10,815,937	$116,909,707	13,721,979	$137,375,438
Shares issued upon reinvestment of dividends and distributions	1,253,457	13,302,232	3,202,454	30,995,916
Shares redeemed*	(7,002,730)	(75,109,987)	(16,393,751)	(163,886,309)
Net increase	5,066,664	$55,101,952	530,682	$4,485,045

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

	For the Six Months Ended		For the Year Ended
	April 30, 2013		October 31, 2012
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	15,702,339	$171,296,160	19,758,867	$197,750,900
Shares issued upon reinvestment of dividends and distributions	1,893,853	20,071,538	6,769,698	65,349,259
Shares redeemed*	(11,565,861)	(122,354,638)	(35,996,769)	(359,200,769)
Net increase/(decrease)	6,030,331	$69,013,060	(9,468,204)	$(96,100,610)

*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund charge a redemption fee of 1%, 1%, 1%, 2%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Funds will similarly fluctuate and you could lose money.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2013, the Funds had counterparty concentration of credit risk primarily with Barclays Bank PLC, Goldman, Sachs and Co., JPMorgan Chase Bank, N.A., Macquarie Bank Ltd. and Morgan Stanley Capital Services LLC.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:

The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Fund concentration:

The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating securities of concentrated positions.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

9. FEDERAL INCOME TAXES

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

As of October 31, 2012, certain Funds have capital loss carryforwards which should be available to offset certain capital gains generated in future years as follows:

	Third Avenue Value Fund		Third Avenue International Value Fund		Third Avenue Focused Credit Fund
Capital Losses incurred in a pre-enactment year	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Expiration Date
10/31/2017	$160,846,217	$—	$66,054,535	$—	$—	$—
10/31/2018	—	—	56,307,639	—	—	—
	160,846,217	—	122,362,174	—	—	—
Capital Losses incurred in a post-enactment year
No Expiration Date	—	—	3,037,186	81,736,595	26,827,234	42,131,010
Total	$160,846,217	$—	$125,399,360	$81,736,595	$26,827,234	$42,131,010

No distributions of capital gains are expected to be paid to shareholders of the above Funds until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Funds will be able to realize the full benefit of pre-enactment year capital loss carryforwards prior to their expiration dates.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2013
(Unaudited)

10. SUBSEQUENT EVENTS

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Third Avenue Funds
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2012, and held for the six month period ended April 30, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Third Avenue Funds
Schedule of Shareholder Expenses (continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	November 1, 2012 to	Annualized
	November 1, 2012	April 30, 2013	April 30, 2013*	Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,150.30	$7.46	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,151.70	$6.14	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	1.15%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,151.10	$7.41	1.39%
Hypothetical	$1,000.00	$1,017.90	$6.95	1.39%
Institutional Class
Actual	$1,000.00	$1,152.20	$6.08	1.14%
Hypothetical	$1,000.00	$1,019.14	$5.71	1.14%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,126.10	$7.01	1.33%
Hypothetical	$1,000.00	$1,018.20	$6.66	1.33%
Institutional Class
Actual	$1,000.00	$1,127.40	$5.70	1.08%
Hypothetical	$1,000.00	$1,019.44	$5.41	1.08%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$1,150.70	$8.80	1.65%
Hypothetical	$1,000.00	$1,016.61	$8.25	1.65%
Institutional Class
Actual	$1,000.00	$1,152.80	$7.47	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$1,137.10	$6.09	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,138.60	$4.77	0.90%
Hypothetical	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses (net of fee waivers, expense offset arrangement and/or expense recovery) are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (181) divided by 365.

BOARD OF TRUSTEES

Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
Tara Dempsey — Assistant Secretary

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 21, 2013

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 21, 2013